As filed with the Securities and Exchange Commission on May 29, 2009

  File No. 002-77048
  File No. 811-03451

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐
  POST-EFFECTIVE AMENDMENT NO. 57  ☒
  and
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐
  AMENDMENT NO. 56  ☒

SEI DAILY INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code (610) 989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Richard W. Grant, Esquire Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

  ☐   immediately upon filing pursuant to paragraph (b)
  ☒  on May 31, 2009 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate, check the following box:
  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Money Market Fund	3

Prime Obligation Fund	6

Government Fund	10

Government II Fund	13

Treasury Fund	16

Treasury II Fund	19

More Information About Fund Investments	22

More Information About Risk	22

Investment Adviser and Sub-Adviser	22

Purchasing, Selling and Exchanging Fund Shares	23

Disclosure of Portfolio Holdings Information	27

Dividends, Distributions and Taxes	28

Financial Highlights	29

How to Obtain More Information About SEI Daily Income Trust	Back Cover

SEI / PROSPECTUS

Eligible Investors

Subject to applicable law, the Prime Obligation Fund reserves the right to determine which potential investors qualify as Eligible Investors. Eligible investors are principally institutional investors, including, without limitation, defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, financial institutions trading through omnibus accounts, public plans and Taft-Hartley plans (collectively, Eligible Investors). The Prime Obligation Fund requires investors to be Eligible Investors in order to purchase Class A Shares of the Fund. Shares held by a non-Eligible Investor either through an account with the Prime Obligation Fund or through an omnibus account with a financial institution, including those affiliated with the Prime Obligation Fund's adviser, are subject to involuntary redemption by the Prime Obligation Fund. More information about Eligible Investors is in the "Purchasing Selling and Exchanging Fund Shares" section of this prospectus.

U.S. Treasury's Temporary Guarantee Program for Money Market Funds

On September 18, 2008, the U.S. Treasury Department (the Treasury) commenced the Temporary Guarantee Program for Money Market Funds (the Program). Each of the Funds listed below participated in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009. Under the Program, the Treasury guarantees the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) falls below $0.995. The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008. Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement. Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

In connection with the Program's extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund

Not Participating in Program after April 30, 2009:

Treasury Fund
Treasury II Fund

1

SEI / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Funds owns and the markets in which those securities trade. The estimated level of volatility for the Funds is set forth in the Fund Summaries that follow. The effect on the Funds' share price of a change in the value of a single security will depend on how widely the Funds diversify their holdings.

2

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

3

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.65% (09/30/00)

Worst Quarter: 0.24% (03/31/04)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 0.22%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008.

Class A Shares	1 Year	5 Years	10 Years	Since Inception
Money Market Fund	2.74%	3.47%	3.56%	5.33	%*

* The inception date for Class A Shares of the Fund is November 15, 1983.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.63	%*
Total Annual Fund Operating Expenses	0.65	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Money Market Fund — Class A Shares	0.21%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Class A Shares	$66	$208	$362	$810

5

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund's investment guidelines.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

6

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

7

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.64% (12/31/00)

Worst Quarter: 0.23% (06/30/04)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 0.13%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008.

Class A Shares	1 Year	5 Years	10 Years	Since Inception
Prime Obligation Fund	2.69%	3.44%	3.55%	4.80	%*

* The inception date for Class A Shares of the Fund is December 22, 1987.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

8

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.49%*
Total Annual Fund Operating Expenses	0.51%
Fee Waivers and Expense Reimbursements	0.31%
Net Expenses	0.20%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class A Shares	$20	$132	$254	$611

9

SEI / PROSPECTUS

GOVERNMENT FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration, and as such is intended to qualify as an eligible investment for federally chartered credit unions.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

10

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.62% (09/30/00)

Worst Quarter: 0.22% (06/30/04)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 0.13%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008.

Class A Shares	1 Year	5 Years	10 Years	Since Inception
Government Fund	2.44%	3.31%	3.45%	3.93	%*

* The inception date for Class A Shares of the Fund is October 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

11

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.52	%*
Total Annual Fund Operating Expenses	0.54	%***
Fee Waivers and Expense Reimbursements	0.29%
Net Expenses	0.25	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.25%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Government Fund — Class A Shares	0.22%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Class A Shares	$26	$144	$273	$649

12

SEI / PROSPECTUS

GOVERNMENT II FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

13

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.61% (12/31/00)

Worst Quarter: 0.21% (06/30/04)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 0.10%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008.

Class A Shares	1 Year	5 Years	10 Years	Since Inception
Government II Fund	2.40%	3.29%	3.41%	4.81	%*

* The inception date for Class A Shares of the Fund is December 9, 1985.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

14

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.49%*
Total Annual Fund Operating Expenses	0.51%
Fee Waivers and Expense Reimbursements	0.31%
Net Expenses	0.20%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund — Class A Shares	$20	$132	$254	$611

15

SEI / PROSPECTUS

TREASURY FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

16

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.60% (12/31/00)

Worst Quarter: 0.03% (12/31/08)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 0.03%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008.

Class A Shares	1 Year	5 Years	10 Years	Since Inception
Treasury Fund	1.53%	3.04%	3.26%	3.84	%*

* The inception date for Class A Shares of the Fund is September 30, 1992.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.52	%*
Total Annual Fund Operating Expenses	0.54	%***
Fee Waivers and Expense Reimbursements	0.34%
Net Expenses	0.20	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Treasury Fund — Class A Shares	0.18%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Class A Shares	$20	$139	$268	$644

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TREASURY II FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.52% (12/31/00)

Worst Quarter: 0.07% (12/31/08)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 0.02%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008.

Class A Shares	1 Year	5 Years	10 Years	Since Inception
Treasury II Fund	1.29%	2.74%	3.00%	4.01	%*

* The inception date for Class A Shares of the Fund is July 28, 1989.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.52	%*
Total Annual Fund Operating Expenses	0.54	%***
Fee Waivers and Expense Reimbursements	0.29%
Net Expenses	0.25	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.25%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Treasury II Fund — Class A Shares	0.20%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund — Class A Shares	$26	$144	$273	$649

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

Asset-backed securities risk: The risk that prepayment and/or extension may alter the duration of an asset-backed security and also reduce the rate of return of the Funds.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest rate risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's

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adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of April 30, 2009, SIMC had more than $76.9 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period February 1, 2008 through January 31, 2009.

Columbia Management Advisors, LLC: Columbia Management Advisors, LLC (Columbia), located at 100 Federal Street, Boston, MA 02110, serves as the Sub-Adviser to each Fund. A team of investment professionals at Columbia manages the assets of each Fund.

FUNDS CLOSED TO NEW INVESTORS

The Treasury and Treasury II Funds (together, the Treasury Funds) closed to new investors on December 19, 2008. Current market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Funds. Existing shareholders may continue to purchase additional shares. However, the Treasury Funds reserve the right to refuse any purchase, particularly those that the Treasury Funds believe may not be in the best interest of the Treasury Funds or their shareholders or may adversely affect the Treasury Funds or their operations. The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares of the Funds (except the Prime Obligation Fund) and Eligible Investors (as defined above) may purchase Class A Shares of the Prime Obligation Fund by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those

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systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

You may be eligible to purchase other classes of shares of the Funds. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Unless otherwise indicated, each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV as of 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV as of 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated

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bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares, as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or

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exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, if the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Daily Income Trust (except the Prime Obligation Fund, unless you are an Eligible Investor, as defined above) on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or

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exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. SIDCo. has no current intention to discontinue this voluntary waiver.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). On the Monday following each week end, a list of all portfolio holdings in each Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares, because the Funds expect to maintain a $1.00 NAV.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2006, 2007, 2008 and 2009 has been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. The information for the periods presented through January 31, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
CLASS A
2009	$1.00	$0.02	$(0.01)	$0.01	$0.02	$(0.02)	$(0.02)	$1.00	2.45%††	$341,204	0.20	%*	0.64%	2.46%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.23	401,174	0.18		0.63	5.13
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.07	623,314	0.18		0.63	4.97
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.30	392,207	0.18		0.62	3.25
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.37	524,849	0.18		0.62	1.38
Prime Obligation Fund
CLASS A
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	2.37%	$3,796,102	0.22	%*	0.50%	2.42%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.21	3,740,714	0.20		0.48	5.10
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.06	3,382,051	0.20		0.49	4.96
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.28	2,957,074	0.20		0.48	3.26
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.34	2,972,833	0.20		0.48	1.31
Government Fund
CLASS A
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	2.15%	$1,526,541	0.22	%*	0.54%	2.06%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.98	1,031,612	0.20		0.53	4.79
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.97	507,735	0.20		0.54	4.88
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.21	467,445	0.20		0.53	3.23
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.30	369,440	0.20		0.53	1.32

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	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
CLASS A
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	2.10%	$2,050,235	0.21	%*	0.50%	1.99%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.97	1,354,361	0.20		0.48	4.81
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.96	680,219	0.20		0.49	4.86
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.18	576,242	0.20		0.48	3.18
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.27	515,216	0.20		0.48	1.25
Treasury Fund
CLASS A
2009	$1.00	$0.01	$—	$—	$0.01	$(0.01)	$(0.01)	$1.00	1.27%	$572,906	0.19	%*	0.55%	1.18%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	610,451	0.20		0.53	4.36
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.95	287,595	0.20		0.54	4.87
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.13	208,097	0.20		0.53	3.05
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.22	292,974	0.20		0.53	1.21
Treasury II Fund
CLASS A
2009	$1.00	$0.01	$—	$—	$0.01	$(0.01)	$(0.01)	$1.00	1.05%	$688,813	0.20	%*	0.54%	0.87%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.11	516,164	0.21		0.53	3.72
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.62	181,976	0.25		0.53	4.50
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.85	178,480	0.25		0.53	2.78
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.09	263,727	0.25		0.53	1.08

Amounts designated as "—" are $0 or have been rounded to $0.

* The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%.

(1) Per share calculations were performed using average shares.

30

Notes:

Notes:

Notes:

Notes:

Notes:

Notes:

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2009 includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

CMS-F-001 (5/09)

SEI Daily
Income Trust

Prospectus as of May 31, 2009

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund (Closed to new investors)
Treasury II Fund (Closed to new investors)
Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Money Market Fund	3

Prime Obligation Fund	6

Government Fund	10

Government II Fund	13

Treasury Fund	16

Treasury II Fund	19

More Information About Fund Investments	22

More Information About Risk	22

Investment Adviser and Sub-Adviser	22

Purchasing, Selling and Exchanging Fund Shares	23

Disclosure of Portfolio Holdings Information	27

Dividends, Distributions and Taxes	28

Financial Highlights	29

How to Obtain More Information About SEI Daily Income Trust	Back Cover

SEI / PROSPECTUS

U.S. Treasury's Temporary Guarantee Program for Money Market Funds

On September 18, 2008, the U.S. Treasury Department (the Treasury) commenced the Temporary Guarantee Program for Money Market Funds (the Program). Each of the Funds listed below participated in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009. Under the Program, the Treasury guarantees the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) falls below $0.995. The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008. Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement. Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

In connection with the Program's extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:
Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund

Not Participating in Program after April 30, 2009:
Treasury Fund
Treasury II Fund

1

SEI / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Funds' Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Funds own and the markets in which those securities trade. The estimated level of volatility for the Funds is set forth in the Fund Summaries that follow. The effect on the Funds' share price of a change in the value of a single security will depend on how widely the Funds diversify their holdings.

2

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

3

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.58% (09/30/00)

Worst Quarter: 0.16% (03/31/04)

The Fund's Class B total return from January 1, 2009 to March 31, 2009 was 0.15%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2008.

Class B Shares	1 Year	5 Years	10 Years	Since Inception
Money Market Fund	2.43%	3.16%	3.25%	3.50	%*

* The inception date for Class B Shares of the Fund is August 4, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.69	%*
Total Annual Fund Operating Expenses	0.71	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Money Market Fund — Class B Shares	0.51%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Class B Shares	$73	$227	$395	$883

5

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund's investment guidelines.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

6

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

7

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.56% (12/31/00)

Worst Quarter: 0.16% (06/30/04)

The Fund's Class B total return from January 1, 2009 to March 31, 2009 was 0.07%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2008.

Class B Shares	1 Year	5 Years	10 Years	Since Inception
Prime Obligation Fund	2.38%	3.13%	3.24%	3.83	%*

* The inception date for Class B Shares of the Fund is March 26, 1991.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

8

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.54%*
Total Annual Fund Operating Expenses	0.56%
Fee Waivers and Expense Reimbursements	0.06%
Net Expenses	0.50%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class B Shares	$51	$173	$307	$696

9

SEI / PROSPECTUS

GOVERNMENT FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration, and as such is intended to qualify as an eligible investment for federally chartered credit unions.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

10

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.54% (09/30/00)

Worst Quarter: 0.15% (06/30/04)

The Fund's Class B total return from January 1, 2009 to March 31, 2009 was 0.07%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2008.

Class B Shares	1 Year	5 Years	10 Years	Since Inception
Government Fund	2.13%	3.01%	3.14%	3.64	%*

* The inception date for Class B Shares of the Fund is August 22, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

11

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.59	%*
Total Annual Fund Operating Expenses	0.61	%***
Fee Waivers and Expense Reimbursements	0.06%
Net Expenses	0.55	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.55%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Government Fund — Class B Shares	0.53%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Class B Shares	$56	$189	$334	$756

12

SEI / PROSPECTUS

GOVERNMENT II FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

13

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.53% (12/31/00)

Worst Quarter: 0.14% (06/30/04)

The Fund's Class B total return from January 1, 2009 to March 31, 2009 was 0.04%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2008.

Class B Shares	1 Year	5 Years	10 Years	Since Inception
Government II Fund	2.10%	2.98%	3.11%	3.73	%*

* The inception date for Class B Shares of the Fund is January 28, 1991.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.53%*
Total Annual Fund Operating Expenses	0.55%
Fee Waivers and Expense Reimbursements	0.05%
Net Expenses	0.50%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund — Class B Shares	$51	$171	$302	$684

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TREASURY FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.52% (12/31/00)

Worst Quarter: 0.02% (12/31/08)

The Fund's Class B total return from January 1, 2009 to March 31, 2009 was 0.03%

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2008.

Class B Shares	1 Year	5 Years	10 Years	Since Inception
Treasury Fund	1.30%	2.75%	2.96%	3.22	%*

* The inception date for Class B Shares of the Fund is August 4, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.56	%*
Total Annual Fund Operating Expenses	0.58	%***
Fee Waivers and Expense Reimbursements	0.08%
Net Expenses	0.50	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.50%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Treasury Fund — Class B Shares	0.39%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Class B Shares	$51	$178	$316	$718

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TREASURY II FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.44% (12/31/00)

Worst Quarter: 0.03% (12/31/08)

The Fund's Class B total return from January 1, 2009 to March 31, 2009 was 0.02%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2008.

Class B Shares	1 Year	5 Years	10 Years	Since Inception
Treasury II Fund	1.03%	2.45%	2.70%	3.58	%*

* The inception date for Class B Shares of the Fund is February 15, 1990.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class B Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.56	%*
Total Annual Fund Operating Expenses	0.58	%***
Fee Waivers and Expense Reimbursements	0.03%
Net Expenses	0.55	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.55%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Treasury II Fund — Class B Shares	0.38%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund — Class B Shares	$56	$183	$321	$723

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

Asset-backed securities risk: The risk that prepayment and/or extension may alter the duration of an asset-backed security and also reduce the rate of return of the Funds.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest rate risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's

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adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of April 30, 2009, SIMC had more than $76.9 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period February 1, 2008 through January 31, 2009.

Columbia Management Advisors, LLC: Columbia Management Advisors, LLC (Columbia), located at 100 Federal Street, Boston, MA 02110, serves as the Sub-Adviser to each Fund. A team of investment professionals at Columbia manages the assets of each Fund.

FUNDS CLOSED TO NEW INVESTORS

The Treasury and Treasury II Funds (together, the Treasury Funds) closed to new investors on December 19, 2008. Current market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Funds. Existing shareholders may continue to purchase additional shares. However, the Treasury Funds reserve the right to refuse any purchase, particularly those that the Treasury Funds believe may not be in the best interest of the Treasury Funds or their shareholders or may adversely affect the Treasury Funds or their operations. The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class B Shares of the Funds. The Funds offer Class B Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same

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day the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

You may be eligible to purchase other classes of shares of the Funds. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale or exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Unless otherwise indicated, each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV as of 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV as of 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated

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bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares, as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or

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exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, if the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class B Shares of any Fund for Class B Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any

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other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative servicing fees, as a percentage of average daily net assets, may be up to 0.05%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). On the Monday following each week end, a list of all portfolio holdings in each Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Funds expect to maintain a $1.00 NAV.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2006, 2007, 2008 and 2009 has been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. The information for the periods presented through January 31, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
CLASS B
2009	$1.00	$0.02	$(0.01)	$0.01	$0.02	$(0.02)	$(0.02)	$1.00	2.15	%††	$120,925	0.50	%*	0.70%	2.19%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.92		166,627	0.48		0.68	4.82
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.76		148,053	0.48		0.68	4.61
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.99		123,851	0.48		0.67	2.98
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.07		107,650	0.48		0.67	1.10
Prime Obligation Fund
CLASS B
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	2.06%		$346,741	0.51	%*	0.55%	2.17%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.90		475,700	0.50		0.53	4.82
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.74		715,879	0.50		0.54	4.65
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.98		625,831	0.50		0.53	2.88
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.03		663,635	0.50		0.53	1.05

29

SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
CLASS B
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	1.84%	$623,905	0.52	%*	0.60%	1.62%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.67	197,593	0.50		0.58	4.53
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.66	122,674	0.50		0.59	4.57
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.90	122,025	0.50		0.58	2.84
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.00	156,741	0.50		0.58	0.93
Government II Fund
CLASS B
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	1.79%	$242,332	0.51	%*	0.54%	1.80%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.66	150,900	0.50		0.53	4.53
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	140,930	0.50		0.54	4.56
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.87	168,616	0.50		0.53	2.80
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.97	160,509	0.50		0.53	0.92
Treasury Fund
CLASS B
2009	$1.00	$0.01	$—	$—	$0.01	$(0.01)	$(0.01)	$1.00	1.06%	$487,254	0.40	%*(2)	0.59%	1.12%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.33	761,497	0.50		0.58	4.07
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	359,090	0.50		0.59	4.58
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.82	239,461	0.50		0.58	2.81
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.91	206,698	0.50		0.58	0.85
Treasury II Fund
CLASS B
2009	$1.00	$0.01	$—	$—	$0.01	$(0.01)	$(0.01)	$1.00	0.82%	$363,238	0.39	%*(2)	0.59%	0.58%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.81	109,384	0.51		0.58	3.54
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.31	51,984	0.55		0.58	4.18
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.54	70,593	0.55		0.58	2.50
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.79	78,781	0.55		0.58	0.70

Amounts designated as "—" are $0 or have been rounded to $0.

* The expense ratio includes the Temporary Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

30

SEI / PROSPECTUS

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.31%.

(1) Per share calculations were performed using average shares.

(2) The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure.

31

Notes:

Notes:

Notes:

Notes:

Notes:

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2009 includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

CMS-F-050 (5/09)

SEI Daily Income Trust

Prospectus as of May 31, 2009

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund (Closed to new investors)
Treasury II Fund (Closed to new investors)
Class B

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class C Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Money Market Fund	3

Prime Obligation Fund	6

Government Fund	10

Government II Fund	13

Treasury Fund	16

Treasury II Fund	19

More Information About Fund Investments	22

More Information About Risk	22

Investment Adviser and Sub-Adviser	22

Purchasing, Selling and Exchanging Fund Shares	23

Disclosure of Portfolio Holdings Information	27

Dividends, Distributions and Taxes	28

Financial Highlights	29

How to Obtain More Information About SEI Daily Income Trust	Back Cover

SEI / PROSPECTUS

U.S. Treasury's Temporary Guarantee Program for Money Market Funds

On September 18, 2008, the U.S. Treasury Department (the Treasury) commenced the Temporary Guarantee Program for Money Market Funds (the Program). Each of the Funds listed below participated in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009. Under the Program, the Treasury guarantees the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) falls below $0.995. The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008. Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement. Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

In connection with the Program's extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:
Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund

Not Participating in Program after April 30, 2009:
Treasury Fund
Treasury II Fund

SEI / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Funds own and the markets in which those securities trade. The estimated level of volatility for the Funds is set forth in the Fund Summaries that follow. The effect on the Funds' share price of a change in the value of a single security will depend on how widely the Funds diversify their holdings.

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.53% (09/30/00)

Worst Quarter: 0.11% (03/31/04)

The Fund's Class C total return from January 1, 2009 to March 31, 2009 was 0.10%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2008.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Money Market Fund	2.23%	2.95%	3.05%	3.59	%*

* The inception date for Class C Shares of the Fund is May 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.87	%*
Total Annual Fund Operating Expenses	0.89	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Money Market Fund — Class C Shares	0.70%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Class C Shares	$91	$284	$493	$1,096

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund's investment guidelines.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.51% (12/31/00)

Worst Quarter: 0.11% (06/30/04)

The Fund's Class C total return from January 1, 2009 to March 31, 2009 was 0.04%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2008.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Prime Obligation Fund	2.18%	2.93%	3.03%	3.44	%*

* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.74%*
Total Annual Fund Operating Expenses	0.76%
Fee Waivers and Expense Reimbursements	0.04%
Net Expenses	0.72%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class C Shares	$74	$239	$418	$939

SEI / PROSPECTUS

GOVERNMENT FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration, and as such is intended to qualify as an eligible investment for federally chartered credit unions.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.49% (09/30/00)

Worst Quarter: 0.10% (06/30/04)

The Fund's Class C total return from January 1, 2009 to March 31, 2009 was 0.05%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2008.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Government Fund	1.93%	2.80%	2.93%	3.20	%*

* The inception date for Class C Shares of the Fund is July 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.78	%*
Total Annual Fund Operating Expenses	0.80	%***
Fee Waivers and Expense Reimbursements	0.05%
Net Expenses	0.75	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Government Fund — Class C Shares	0.72%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Class C Shares	$77	$250	$439	$985

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GOVERNMENT II FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.48% (12/31/00)

Worst Quarter: 0.09% (06/30/04)

The Fund's Class C total return from January 1, 2009 to March 31, 2009 was 0.03%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2008.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Government II Fund	1.89%	2.78%	2.90%	3.24	%*

* The inception date for Class C Shares of the Fund is November 27, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.72%*
Total Annual Fund Operating Expenses	0.74%
Fee Waivers and Expense Reimbursements	0.04%
Net Expenses	0.70%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government II Fund — Class C Shares	$72	$233	$408	$915

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TREASURY FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.47% (12/31/00)

Worst Quarter: 0.02% (12/31/08)

The Fund's Class C total return from January 1, 2009 to March 31, 2009 was 0.03%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2008.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Treasury Fund	1.15%	2.56%	2.76%	3.30	%*

* The inception date for Class C Shares of the Fund is July 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.78	%*
Total Annual Fund Operating Expenses	0.80	%***
Fee Waivers and Expense Reimbursements	0.10%
Net Expenses	0.70	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Treasury Fund — Class C Shares	0.53%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Class C Shares	$72	$245	$434	$980

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TREASURY II FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.39% (12/31/00)

Worst Quarter: 0.03% (12/31/08)

The Fund's Class C total return from January 1, 2009 to March 31, 2009 was 0.02%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2008.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Treasury II Fund	0.88%	2.25%	2.50%	3.06	%*

* The inception date for Class C Shares of the Fund is May 8, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.77	%*
Total Annual Fund Operating Expenses	0.79	%***
Fee Waivers and Expense Reimbursements	0.04%
Net Expenses	0.75	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through April 30, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%.

*** In addition, the Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Treasury II Fund — Class C Shares	0.47%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury II Fund — Class C Shares	$77	$248	$435	$974

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

Asset-backed securities risk: The risk that prepayment and/or extension may alter the duration of an asset-backed security and also reduce the rate of return of the Funds.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest rate risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure

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compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of April 30, 2009, SIMC had more than $76.9 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period February 1, 2008 through January 31, 2009.

Columbia Management Advisors, LLC: Columbia Management Advisors, LLC (Columbia), located at 100 Federal Street, Boston, MA 02110, serves as the Sub-Adviser to each Fund. A team of investment professionals at Columbia manages the assets of each Fund.

FUNDS CLOSED TO NEW INVESTORS

The Treasury and Treasury II Funds (together, the Treasury Funds) closed to new investors on December 19, 2008. Current market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Funds. Existing shareholders may continue to purchase additional shares. However, the Treasury Funds reserve the right to refuse any purchase, particularly those that the Treasury Funds believe may not be in the best interest of the Treasury Funds or their shareholders or may adversely affect the Treasury Funds or their operations. The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class C Shares of the Funds. The Funds offer Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be

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transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

You may be eligible to purchase other classes of shares of the Funds. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Unless otherwise indicated, each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV as of 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV as of 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated

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bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares, as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or

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exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, if the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class C Shares of any Fund for Class C Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any

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other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). On the Monday following each week end, a list of all portfolio holdings in each Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Funds expect to maintain a $1.00 NAV.

The Funds' SAI contains more information about taxes.

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2006, 2007, 2008 and 2009 has been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. The information for the periods presented through January 31, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
CLASS C
2009	$1.00	$0.02	$(0.01)	$0.01	$0.02	$(0.02)	$(0.02)	$1.00	1.94	%††	$158,833	0.70	%*	0.89%	2.00%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.71		259,640	0.68		0.88	4.61
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.55		243,944	0.68		0.88	4.48
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.78		232,072	0.68		0.87	2.83
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.86		152,060	0.68		0.87	0.84
Prime Obligation Fund
CLASS C
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	1.86%		$467,782	0.71	%*	0.75%	2.04%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.69		641,977	0.70		0.73	4.60
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.53		780,951	0.70		0.74	4.45
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.77		779,625	0.70		0.73	2.76
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.83		730,310	0.70		0.73	0.82

SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
CLASS C
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	1.64%	$153,015	0.71	%*(2)	0.79%	1.65%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.46	154,244	0.70		0.78	4.35
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45	137,375	0.70		0.79	4.37
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.70	129,416	0.70		0.78	2.74
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.80	86,267	0.70		0.78	0.77
Government II Fund
CLASS C
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	1.60%	$31,462	0.70	%*(2)	0.74%	1.63%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45	43,538	0.70		0.73	4.05
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.44	4,089	0.70		0.74	4.38
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.67	4,457	0.70		0.73	2.39
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.76	18,637	0.70		0.73	0.71
Treasury Fund
CLASS C
2009	$1.00	$0.01	$—	$—	$0.01	$(0.01)	$(0.01)	$1.00	0.93%	$72,803	0.53	%*(2)	0.80%	0.98%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.12	144,919	0.70		0.78	4.00
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.43	100,928	0.70		0.79	4.34
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.62	113,403	0.70		0.78	2.70
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.71	68,932	0.70		0.78	0.66
Treasury II Fund
CLASS C
2009	$1.00	$0.01	$—	$—	$0.01	$(0.01)	$(0.01)	$1.00	0.69%	$13,364	0.47	%*(2)	0.79%	0.50%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.59	7,254	0.72		0.79	3.71
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.10	20,267	0.75		0.78	4.04
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.33	2,602	0.75		0.78	2.03
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.59	31,370	0.75		0.78	0.54

Amounts designated as "—" are $0 or have been rounded to $0.

* The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

SEI / PROSPECTUS

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.11%.

(1) Per share calculations were performed using average shares.

(2) The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense cap figure.

Notes:

Notes:

Notes:

Notes:

Notes:

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2009 includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

CMS-F-038 (5/09)

SEI Daily
Income Trust

Prospectus as of May 31, 2009

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund (Closed to new investors)
Treasury II Fund (Closed to new investors)
Class C

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Sweep Class Shares of the Money Market, Prime Obligation, Government and Treasury Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Money Market Fund	3

Prime Obligation Fund	6

Government Fund	10

Treasury Fund	13

More Information About Fund Investments	16

More Information About Risk	16

Investment Adviser and Sub-Adviser	16

Purchasing, Selling and Exchanging Fund Shares	17

Disclosure of Portfolio Holdings Information	21

Dividends, Distributions and Taxes	22

Financial Highlights	23

How to Obtain More Information About SEI Daily Income Trust	Back Cover

SEI / PROSPECTUS

U.S. Treasury's Temporary Guarantee Program for Money Market Funds

On September 18, 2008, the U.S. Treasury Department (the Treasury) commenced the Temporary Guarantee Program for Money Market Funds (the Program). Each of the Funds listed below participated in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009. Under the Program, the Treasury guarantees the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) falls below $0.995. The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008. Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement. Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

In connection with the Program's extension period from May 1, 2009 through September 18, 2009, participation in the Program will be as follows:

Continuing to Participate Through September 18, 2009:

Money Market Fund
Prime Obligation Fund
Government Fund

Not Participating in Program after April 30, 2009:

Treasury Fund

1

SEI / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Funds' Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Funds own and the markets in which those securities trade. The estimated level of volatility for the Funds is set forth in the Fund Summaries that follow. The effect on the Funds' share price of a change in the value of a single security will depend on how widely the Funds diversify their holdings.

2

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

3

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.46% (09/30/00)

Worst Quarter: 0.05% (03/31/04)

The Fund's Sweep Class total return from January 1, 2009 to March 31, 2009 was 0.06%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ended December 31, 2008.

Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception
Money Market Fund	1.97%	2.70%	2.79%	2.87	%*

* The inception date for Sweep Class Shares of the Fund is July 15, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

4

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Sweep Class Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.62	%*
Total Annual Fund Operating Expenses	1.14	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Money Market Fund — Sweep Class Shares	0.95%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Sweep Class Shares	$116	$362	$628	$1,386

5

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund's investment guidelines.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

6

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

7

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.45% (12/31/00)

Worst Quarter: 0.04% (06/30/04)

The Fund's Sweep Class total return from January 1, 2009 to March 31, 2009 was 0.03%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ended December 31, 2008.

Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception
Prime Obligation Fund	1.92%	2.67%	2.78%	2.89	%*

* The inception date for Sweep Class Shares of the Fund is May 18, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

8

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Sweep Class Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.49	%*
Total Annual Fund Operating Expenses	1.01	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Prime Obligation Fund — Sweep Class Shares	0.96%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Sweep Class Shares	$103	$322	$558	$1,236

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GOVERNMENT FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration, and as such is intended to qualify as an eligible investment for federally chartered credit unions.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.43% (09/30/00)

Worst Quarter: 0.04% (03/31/04)

The Fund's Sweep Class total return from January 1, 2009 to March 31, 2009 was 0.04%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ended December 31, 2008.

Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception
Government Fund	1.67%	2.55%	2.68%	2.78	%*

* The inception date for Sweep Class Shares of the Fund is June 4, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Sweep Class Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.53	%*
Total Annual Fund Operating Expenses	1.05	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Government Fund — Sweep Class Shares	0.97%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Government Fund — Sweep Class Shares	$107	$334	$579	$1,283

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TREASURY FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.41% (12/31/00)

Worst Quarter: 0.02% (12/31/08)

The Fund's Sweep Class total return from January 1, 2009 to March 31, 2009 was 0.03%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ended December 31, 2008.

Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception
Treasury Fund	0.97%	2.32%	2.51%	2.78	%*

* The inception date for Sweep Class Shares of the Fund is August 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Sweep Class Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.53	%*
Total Annual Fund Operating Expenses	1.05	%**

* Other expenses include the costs associated with participating in the U.S. Treasury Temporary Guarantee Program for Money Market Funds through April 30, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Treasury Fund — Sweep Class Shares	0.61%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Fund — Sweep Class Shares	$107	$334	$579	$1,283

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

Asset-backed securities risk: The risk that prepayment and/or extension may alter the duration of an asset-backed security and also reduce the rate of return of the Funds.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest rate risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure

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compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of April 30, 2009, SIMC had more than $76.9 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period February 1, 2008 through January 31, 2009.

Columbia Management Advisors, LLC: Columbia Management Advisors, LLC (Columbia), located at 100 Federal Street, Boston, MA 02110, serves as the Sub-Adviser to each Fund. A team of investment professionals at Columbia manages the assets of each Fund.

FUND CLOSED TO NEW INVESTORS

The Treasury Fund closed to new investors on December 19, 2008. Current market conditions, including declining interest rates and historically low yields on U.S. Treasury securities, have resulted in reduced investment opportunities for the Treasury Fund. Existing shareholders may continue to purchase additional shares. However, the Treasury Fund reserves the right to refuse any purchase, particularly those that the Treasury Fund believes may not be in the best interest of the Treasury Fund or its shareholders or may adversely affect the Treasury Fund or its operations. The restriction on purchases by new investors and other purchase restrictions may be removed or modified at any time without further notice.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Sweep Class Shares of the Funds. The Funds offer Sweep Class Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments

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must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

You may be eligible to purchase other classes of shares of the Funds. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Unless otherwise indicated, each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares, as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a

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Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, if the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Sweep Class Shares of any Fund for Sweep Class Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase

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or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of average daily net assets, may be up to 0.50%. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Sweep Class Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). On the Monday following each week end, a list of all portfolio holdings in each Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Funds expect to maintain a $1.00 NAV.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Sweep Class Shares of the Money Market, Prime Obligation, Government and Treasury Funds. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2006, 2007, 2008 and 2009 has been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. The information for the periods presented through January 31, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
SWEEP CLASS
2009	$1.00	$0.02	$(0.01)	$0.01	$0.02	$(0.02)	$(0.02)	$1.00	1.69	%††	$68,179	0.95	%*	1.14%	1.79%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45		133,223	0.93		1.13	4.35
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.29		91,087	0.93		1.13	4.19
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.53		113,107	0.93		1.12	2.60
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.61		69,101	0.93		1.12	0.61
Prime Obligation Fund
SWEEP CLASS
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	1.62%		$57,135	0.95	%*(3)	1.00%	1.54%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.43		56,378	0.95		0.98	4.34
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.27		47,991	0.95		0.99	4.20
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.51		45,130	0.95		0.98	2.53
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.58		32,908	0.95		0.98	0.58

23

SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
SWEEP CLASS
2009	$1.00	$0.01	$—	$—	$0.01	$(0.01)	$(0.01)	$1.00	1.39%	$45,154	0.96	%*(3)	1.04%	1.34%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.20	28,233	0.95		1.03	4.06
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.19	15,077	0.95		1.04	4.07
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.44	26,361	0.95		1.03	2.43
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.55	27,841	0.95		1.03	0.51
Treasury Fund
SWEEP CLASS
2009	$1.00	$0.01	$—	$—	$0.01	$(0.01)	$(0.01)	$1.00	0.77%	$206,719	0.61	%*(3)	1.05%	0.67%
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.86	111,853	0.95		1.03	3.74
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.17	97,004	0.95		1.04	4.11
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.36	83,570	0.95		1.03	2.35
2005	1.00	—	—	—	—	— (2)	— (2)	1.00	0.49	95,407	0.93		1.03	0.49

Amounts designated as "—" are $0 or have been rounded to $0.

* The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded the total return would have been 0.86%.

(1) Per share calculations were performed using average shares.

(2) Amount represents less than $0.01 per share.

(3) The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure.

24

Notes:

Notes:

Notes:

Notes:

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2009 includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

CMS-F-039 (5/09)

SEI Daily Income Trust

Prospectus as of May 31, 2009

Money Market Fund
Prime Obligation Fund
Government Fund
Treasury Fund (Closed to new investors)
Sweep Class

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

Prospectus as of May 31, 2009

Short-Term
Investment Funds

Money Market Fund
Prime Obligation Fund

Class C

The Securities and Exchange
Commission has not approved or
disapproved these securities or
passed upon the adequacy of this
prospectus. Any representation to
the contrary is a criminal offense.

Not all Funds appearing in this
prospectus are available for
purchase in all states. You may
purchase Fund shares only if they
are registered in your state.

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class C Shares of the Money Market and Prime Obligation Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Money Market Fund	2

Prime Obligation Fund	5

More Information About Fund Investments	9

More Information About Risk	9

Investment Adviser and Sub-Adviser	9

Purchasing, Selling and Exchanging Fund Shares	10

Disclosure of Portfolio Holdings Information	14

Dividends, Distributions and Taxes	14

Financial Highlights	16

How to Obtain More Information About SEI Daily Income Trust	Back Cover

SEI / PROSPECTUS

U.S. Treasury's Temporary Guarantee Program for Money Market Funds

On September 18, 2008, the U.S. Treasury Department (the Treasury) commenced the Temporary Guarantee Program for Money Market Funds (the Program). Each of the Funds listed below participated in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009. Under the Program, the Treasury guarantees the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) falls below $0.995. The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008. Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement. Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Funds have elected to participate in the Program extension.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Funds.

The value of your investment in the Funds is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Funds own and the markets in which those securities trade. The estimated level of volatility for the Funds is set forth in the Fund Summaries that follow. The effect on the Funds' share price of a change in the value of a single security will depend on how widely the Funds diversify their holdings.

1

SEI / PROSPECTUS

MONEY MARKET FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Money Market Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.53% (09/30/00)

Worst Quarter: 0.11% (03/31/04)

The Fund's Class C total return from January 1, 2009 to March 31, 2009 was 0.10%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2008.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Money Market Fund	2.23%	2.95%	3.05%	3.59	%*

* The inception date for Class C Shares of the Fund is May 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

3

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.87	%*
Total Annual Fund Operating Expenses	0.89	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Money Market Fund — Class C Shares	0.70%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund — Class C Shares	$91	$284	$493	$1,096

4

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the 1940 Act for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund's investment guidelines.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

5

SEI / PROSPECTUS

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

6

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.51% (12/31/00)

Worst Quarter: 0.11% (06/30/04)

The Fund's Class C total return from January 1, 2009 to March 31, 2009 was 0.04%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2008.

Class C Shares	1 Year	5 Years	10 Years	Since Inception
Prime Obligation Fund	2.18%	2.93%	3.03%	3.44	%*

* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

7

SEI / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class C Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.74%*
Total Annual Fund Operating Expenses	0.76%
Fee Waivers and Expense Reimbursements	0.04%
Net Expenses	0.72%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's administrator and the Fund's distributor have contractually agreed to waive fees for a period of one year and to reimburse expenses in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class C Shares	$74	$239	$418	$939

8

SEI / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

Asset-backed securities risk: The risk that prepayment and/or extension may alter the duration of an asset-backed security and also reduce the rate of return of the Funds.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest rate risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure

9

SEI / PROSPECTUS

compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers the Funds' investment program. As of April 30, 2009, SIMC had more than $76.9 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of each Fund's average net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period February 1, 2008 through January 31, 2009.

Columbia Management Advisors, LLC: Columbia Management Advisors, LLC (Columbia), located at 100 Federal Street, Boston, MA 02110, serves as the Sub-Adviser to each Fund. A team of investment professionals at Columbia manages the assets of each Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class C Shares of the Funds. The Funds offer Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations.

You may be eligible to purchase other classes of shares of the Funds. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

10

SEI / PROSPECTUS

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Money Market Fund and the Prime Obligation Fund calculate their NAV once each Business Day as of 4:30 p.m. Eastern Time and 5:00 p.m. Eastern Time, respectively (or as of the close of the Business Day, whichever time is earlier). For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash

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sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares, as well as to corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other

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institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, if the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class C Shares of any Fund for Class C Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

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Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). On the Monday following each week end, a list of all portfolio holdings in each Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

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Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Funds expect to maintain a $1.00 NAV.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2006, 2007, 2008 and 2009 has been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. The information for the periods presented through January 31, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†		Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
CLASS C
2009	$1.00	$0.02	$(0.01)	$0.01	$0.02	$(0.02)	$(0.02)	$1.00	1.94	%††	$158,833	0.70	%*	0.89%	2.00%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.71		259,640	0.68		0.88	4.61
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.55		243,944	0.68		0.88	4.48
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.78		232,072	0.68		0.87	2.83
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.86		152,060	0.68		0.87	0.84
Prime Obligation Fund
CLASS C
2009	$1.00	$0.02	$—	$—	$0.02	$(0.02)	$(0.02)	$1.00	1.86%		$467,782	0.71	%*	0.75%	2.04%
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.69		641,977	0.70		0.73	4.60
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.53		780,951	0.70		0.74	4.45
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.77		779,625	0.70		0.73	2.76
2005	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.83		730,310	0.70		0.73	0.82

Amounts designated as "—" are $0 or have been rounded to $0.

* The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.11%.

(1) Per share calculations were performed using average shares.

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Notes:

Notes:

Notes:

Notes:

These Short-Term Investment Funds (the Funds) are portfolios of SEI Daily Income Trust and are offered in conjunction with First State Trust Company to afford a convenient range of investment choices to investors.

The SAI dated May 31, 2009 includes detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You can obtain a free copy of the Funds' SAI and/or free copies of the Funds' most recent annual or semi-annual report by calling 1-800-342-5734. You may also call 1-800-342-5734 to request other information about the Funds or to make shareholder inquires. The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

Information about the Funds (SAI, Annual and Semi-Annual Reports) can be reviewed and copied from the EDGAR Database on the SEC's website ("http://www.sec.gov") or at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-03451.

The Funds are not FDIC insured, maintain no bank guarantee, and may lose value.

© 2009 First State Trust Company. All rights reserved.

CTG-F-038 (5/09)

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class H Shares of the Prime Obligation Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information about risk and return. For more detailed information about the Fund, please see:

Principal Investment Strategies and Risks, Performance Information and Expenses	3

More Information About Fund Investments	7

More Information About Risk	7

Investment Adviser and Sub-Adviser	7

Purchasing, Selling and Exchanging Fund Shares	9

Disclosure of Portfolio Holdings Information	13

Dividends, Distributions and Taxes	14

Financial Highlights	15

How to Obtain More Information About SEI Daily Income Trust	Back Cover

SEI / PROSPECTUS

U.S. Treasury's Temporary Guarantee Program for Money Market Funds

On September 18, 2008, the U.S. Treasury Department (the Treasury) commenced the Temporary Guarantee Program for Money Market Funds (the Program). The Fund participated in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury recently offered funds participating in the Program an extension until September 18, 2009.

According to the Treasury, the Program will not be extended beyond September 18, 2009. Under the Program, the Treasury guarantees the share price of a participating fund's shares outstanding as of September 19, 2008 at $1.00 per share if the fund's net asset value per share (NAV) falls below $0.995. The Program does not protect investors who were not shareholders of a participating fund on September 19, 2008. Further, recovery under the Program is subject to certain conditions and limitations.

The cost of participating in the Program and the Program extensions is borne by a participating fund, and will not be subject to any expense limitation or reimbursement agreement. Additional information about the Program and the Program extensions is available at http://www.ustreas.gov.

The Fund has determined to participate in the Program extension until September 18, 2009.

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Risk/Return Information

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the sub-adviser complies with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Fund's Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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PRIME OBLIGATION FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Prime Obligation Fund is comprised of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Currently, the Fund invests only in first-tier securities. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund's investment guidelines.

What Are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

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Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class H Shares from year to year for the last eight years. The performance information shown is based on full calendar years.

Best Quarter: 1.32% (03/31/01)

Worst Quarter: 0.12% (06/30/04)

The Fund's Class H total return from January 1, 2009 to March 31, 2009 was 0.04%.

This table shows the Fund's average annual total returns for Class H Shares for the periods ended December 31, 2008.

Class H Shares	1 Year	5 Years	Since Inception
Prime Obligation Fund	2.25%	3.00%	2.79	%*

* The inception date for Class H Shares of the Fund is June 9, 2000.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class H Shares
Investment Advisory Fees	0.02%
Distribution (12b-1) Fees	None
Other Expenses	0.66	%*
Total Annual Fund Operating Expenses	0.68	%**

* Other expenses include the costs associated with participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds through September 18, 2009.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs of participating in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds and other extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Prime Obligation Fund — Class H Shares	0.65%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund — Class H Shares	$69	$218	$379	$847

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives.

MORE INFORMATION ABOUT RISK

The Fund is also subject to the following additional risks:

Asset-backed securities risk: The risk that prepayment and/or extension may alter the duration of an asset-backed security and also reduce the rate of return of the Fund.

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest rate risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's

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adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. SIMC continuously reviews, supervises and administers the Fund's investment program. As of April 30, 2009, SIMC had more than $76.9 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees of 0.02% of the Fund's average net assets.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period February 1, 2008 through January 31, 2009.

Columbia Management Advisors, LLC: Columbia Management Advisors, LLC (Columbia), located at 100 Federal Street, Boston, MA 02110, serves as the Sub-Adviser to the Fund. A team of investment professionals at Columbia manages the assets of the Fund.

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class H Shares of the Fund. The Fund offers Class H Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class H Shares by placing orders with the Fund's transfer agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 5:00 p.m. Eastern Time (or as of the close of the Business Day, whichever time is earlier). For you to be eligible to receive dividends declared on the

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day you submit your purchase order, the Fund must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that this money market fund will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the

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application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares, as well as corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Fund, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

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SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, if the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How To Exchange Your Shares

You may exchange Class H Shares of the Fund for Class H Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class H Shares. The Fund may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class H Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative servicing fees, as a percentage of average daily net assets, may be up to 0.18%.

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). On the Monday following each week end, a list of all portfolio holdings in the Fund as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. However, it is not anticipated that you will realize any gain or loss on the sale of your Fund shares because the Fund expects to maintain a $1.00 NAV.

The Fund's SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class H Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2006, 2007, 2008 and 2009 has been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with the Fund's financial statements, appears in the annual report. The information for the periods presented through January 31, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI DAILY INCOME TRUST — FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
CLASS H
2009	$1.00	$0.02	$—	$0.02	$(0.02)	$(0.02)	$1.00	1.93%	$58,276	0.64	%*	0.67%	2.11%
2008	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.76	80,958	0.63		0.66	4.65
2007	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.61	65,512	0.63		0.67	4.55
2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	2.84	36,006	0.63		0.66	2.81
2005	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.90	41,221	0.63		0.66	0.90

Amounts designated as "—" are $0 or have been rounded to $0.

* The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share calculations were performed using average shares.

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Notes:

Notes:

Notes:

Notes:

Notes:

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2009 includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

CMS-F-041 (5/09)

SEI Daily Income Trust

Prospectus as of May 31, 2009

Prime Obligation Fund
Class H

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class H Shares of the Prime Obligation Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI DAILY INCOME TRUST

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each, a Fund and, together, the Funds) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Ultra Short Bond Fund	2

Short-Duration Government Fund	6

Intermediate-Duration Government Fund	10

GNMA Fund	14

More Information About Fund Investments	18

More Information About Risk	18

Investment Adviser and Sub-Adviser	19

Purchasing, Selling and Exchanging Fund Shares	20

Disclosure of Portfolio Holdings Information	26

Dividends, Distributions and Taxes	27

Financial Highlights	28

How to Obtain More Information About SEI Daily Income Trust	Back Cover

SEI / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of each Fund's assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-adviser complies with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. Still, investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. SIMC and the Funds' sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Funds own and the markets in which those securities trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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ULTRA SHORT BOND FUND

Fund Summary

Investment Goal:  Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility

Share Price Volatility:  Low to medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting fixed income obligations, the Fund invests in investment grade U.S. dollar-denominated fixed income securities

Investment Strategy

The Ultra Short Bond Fund invests at least 80% of its net assets in investment grade U.S. dollar-denominated instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser will strive to maintain a portfolio duration between one half and one and a half years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

What Are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity and duration of these securities affects risk.

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Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. As with any security, particularly in volatile times, there may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-back securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 2.62% (12/31/00)

Worst Quarter: -7.40% (12/31/08)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 0.23%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008 to those of the Barclays Capital (formerly known as Lehman Brothers) 9-12 Month Treasury Index.

Ultra Short Bond Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	-9.95%	-0.04%	2.29%	3.39%
Fund Return After Taxes on Distributions**	-11.08%	-1.31%	0.78%	1.64%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	-6.41%	-0.50%	1.18%	1.90%
Barclays Capital 9-12 Month Treasury Index (reflects no deduction for fees, expenses or taxes)***	4.69%	3.66%	4.03%	4.59%

* The inception date for Class A Shares of the Fund is September 28, 1993. Index returns are shown from September 30, 1993.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Barclays Capital 9-12 Month Treasury Index is a widely-recognized, market-weighted index of U.S. Treasury bonds with remaining maturities between nine and twelve months.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	0.75%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Ultra Short Bond Fund — Class A Shares	0.38%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Ultra Short Bond Fund — Class A Shares	$77	$240	$417	$930

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SHORT-DURATION GOVERNMENT FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Low to medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting fixed income securities, the Fund invests in short-duration U.S. Government securities

Investment Strategy

The Short-Duration Government Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser will strive to maintain a portfolio duration of up to three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

What Are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity and duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies or instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage

6

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refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. As with any security, particularly in volatile times, there may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund is also subject to the risk that short-duration U.S. Government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 3.29% (09/30/01)

Worst Quarter: -0.98% (06/30/04)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 2.15%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008 to those of the Merrill Lynch 1-3 Year U.S. Treasury Bond Index.

Short-Duration Government Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	5.33%	3.62%	4.26%	5.59%
Fund Return After Taxes on Distributions**	4.01%	2.26%	2.70%	3.63%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	3.44%	2.28%	2.68%	3.61%
Merrill Lynch 1-3 Year U.S. Treasury Bond Index (reflects no deduction for fees, expenses or taxes)***	6.61%	4.06%	4.71%	6.01%

* The inception date for Class A Shares of the Fund is February 17, 1987. Index returns are shown from February 28, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, market-weighted index of U.S. Treasury Bonds with maturities between one and three years.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.74%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Short-Duration Government Fund — Class A Shares	0.48%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Short-Duration Government Fund — Class A Shares	$76	$237	$411	$918

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INTERMEDIATE-DURATION GOVERNMENT FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting fixed income securities, the Fund invests in intermediate-duration U.S. Government securities

Investment Strategy

The Intermediate-Duration Government Fund invests at least 80% of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with acceptable maturities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Sub-Adviser will strive to maintain a portfolio duration of two and a half to five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

What Are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity and duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage

10

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refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. As with any security, particularly in volatile times, there may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund is also subject to the risk that intermediate-duration U.S. Government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 6.58% (12/31/08)

Worst Quarter: -2.62% (06/30/04)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 2.30%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008 to those of the Merrill Lynch 3-5 Year U.S. Treasury Bond Index.

Intermediate-Duration Government Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	11.15%	5.18%	5.61%	6.59%
Fund Return After Taxes on Distributions**	9.76%	3.79%	3.92%	4.45%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	7.19%	3.59%	3.78%	4.37%
Merrill Lynch 3-5 Year U.S. Treasury Bond Index (reflects no deduction for fees, expenses or taxes)***	12.15%	5.61%	6.08%	7.14%

* The inception date for Class A Shares of the Fund is February 17, 1987. Index returns are shown from February 28, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, market-weighted index of U.S. Treasury Bonds with maturities between three and five years.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.74%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administration and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Intermediate-Duration Government Fund — Class A Shares	0.53%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Duration Government Fund — Class A Shares	$76	$237	$411	$918

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GNMA FUND

Fund Summary

Investment Goal:  Preserve principal value and maintain a high degree of liquidity while providing current income

Share Price Volatility:  Medium

Principal Investment Strategy:  Utilizing a sub-adviser experienced in selecting mortgage-backed securities, the Fund invests principally in fixed income obligations issued by the Government National Mortgage Association (GNMA)

Investment Strategy

The GNMA Fund invests at least 80% of its net assets in mortgage-backed securities issued by GNMA. The Fund may also invest in U.S. Treasury securities and U.S. Government securities obligations, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with acceptable maturities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. There is no restriction on the Fund's portfolio duration.

What Are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity and duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be

14

SEI / PROSPECTUS

reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. As with any security, particularly in volatile times, there may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund is also subject to the risk that GNMA securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 4.87% (12/31/08)

Worst Quarter: -1.15% (06/30/99)

The Fund's Class A total return from January 1, 2009 to March 31, 2009 was 2.21%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2008 to those of the Citigroup 30-Year GNMA Index.

GNMA Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	8.45%	5.06%	5.42%	6.82%
Fund Return After Taxes on Distributions**	6.87%	3.30%	3.38%	4.34%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	5.44%	3.26%	3.37%	4.34%
Citigroup 30-Year GNMA Index (reflects no deduction for fees, expenses or taxes)***	7.79%	5.29%	5.92%	7.44%

* The inception date for Class A Shares of the Fund is March 20, 1987. Index returns are shown from March 31, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 30-Year GNMA Index is a widely-recognized component of the Salomon Smith Barney Mortgage Index consisting of the pool of 30-year mortgages backed by GNMA.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.61%
Total Annual Fund Operating Expenses	0.71%*

* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

GNMA Fund — Class A Shares	0.63%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
GNMA Fund — Class A Shares	$73	$227	$395	$883

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. However, the Funds may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. The Funds will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Interest rate risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

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INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers each Fund's investment program. As of April 30, 2009, SIMC had more than $76.9 billion in assets under management. For the fiscal year ended January 31, 2009, SIMC received investment advisory fees, as a percentage of each Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Ultra Short Bond Fund	0.10%	0.06%
Short-Duration Government Fund	0.10%	0.09%
Intermediate-Duration Government Fund	0.10%	0.10%
GNMA Fund	0.10%	0.10%

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period February 1, 2008 through January 31, 2009.

Sub-Adviser and Portfolio Manager

Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Sub-Adviser to each Fund.

Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager at Wellington Management, became the portfolio manager of the Ultra Short Bond Fund in 1999 and became the portfolio manager of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds in 2009. Mr. Smith has been an investment professional with Wellington Management since 1992.

The SAI provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership, if any, of securities in the Funds.

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policy and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

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Unless otherwise indicated, each Fund calculates its NAV once each Business Day as of the close of the Business Day (normally, 4:00 p.m. Eastern Time). For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or can not be valued using the methodologies described above, the Funds will value the security using the Funds' Fair Value Procedures, as described below.

Securities held by the Funds with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Funds would receive if it sold the instrument, and the value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Funds are provided daily by third-party independent pricing agents. SIMC or the Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or the Sub-Adviser, as applicable will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

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SEI / PROSPECTUS

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through the Committee designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holdings in a Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Funds calculate their NAV. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Funds calculate NAV. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. As a result, the NAV of the Funds' shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate NAV. If price movements in a monitored index or security exceed levels established by the Funds' administrator, the administrator notifies SIMC or the Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or the Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

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SEI / PROSPECTUS

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. These policies and procedures do not apply with respect to money market funds. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade

23

SEI / PROSPECTUS

monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares, as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement

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SEI / PROSPECTUS

authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the following Business Day after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, if the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

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SEI / PROSPECTUS

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

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SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event.

The Funds' SAI contains more information about taxes.

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SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2006, 2007, 2008 and 2009 has been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. The information for the periods presented through January 31, 2005 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

		Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
Ultra Short Bond Fund
CLASS A
2009		$9.69	$0.32	$(1.18)	$(0.86)	$(0.32)	$—	$(0.32)
2008		9.97	0.48	(0.28)	0.20	(0.48)	—	(0.48)
2007		9.95	0.45	0.03	0.48	(0.46)	—	(0.46)
2006	††	10.00	0.32	(0.04)	0.28	(0.33)	—	(0.33)
2005	††	10.10	0.20	(0.10)	0.10	(0.20)	—	(0.20)
Short-Duration Government Fund
CLASS A
2009		$10.21	$0.36	$0.04	$0.40	$(0.36)	$—	$(0.36)
2008		9.95	0.46	0.28	0.74	(0.48)	—	(0.48)
2007		10.02	0.42	(0.04)	0.38	(0.45)	—	(0.45)
2006		10.19	0.32	(0.13)	0.19	(0.36)	—	(0.36)
2005		10.35	0.22	(0.12)	0.10	(0.26)	—	(0.26)

		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Bond Fund
CLASS A
2009		$8.51	(9.00)%	$207,081	0.38%	0.75%	3.50%	99%
2008		9.69	2.06	409,363	0.35	1.28	4.87	54
2007		9.97	4.88	238,820	0.35	0.76	4.51	40
2006	††	9.95	2.90	412,217	0.35	0.75	3.22	67
2005	††	10.00	1.11	317,382	0.35	0.75	1.84	59
Short-Duration Government Fund
CLASS A
2009		$10.25	4.05%	$288,064	0.48%	0.74%	3.53%	693%
2008		10.21	7.65	172,892	0.45	0.76	4.63	266
2007		9.95	3.84	115,462	0.45	0.78	4.19	210
2006		10.02	1.93	155,512	0.45	0.75	3.15	162
2005		10.19	0.96	202,035	0.45	0.74	2.12	66

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SEI / PROSPECTUS

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
Intermediate-Duration Government Fund
CLASS A
2009	$10.76	$0.38	$0.44	$0.82	$(0.38)	$—	$(0.38)
2008	10.13	0.45	0.63	1.08	(0.45)	—	(0.45)
2007	10.21	0.42	(0.06)	0.36	(0.44)	—	(0.44)
2006	10.50	0.36	(0.26)	0.10	(0.39)	—	(0.39)
2005	10.64	0.31	(0.11)	0.20	(0.33)	(0.01)	(0.34)
GNMA Fund
CLASS A
2009	$9.63	$0.40	$0.21	$0.61	$(0.40)	$—	$(0.40)
2008	9.34	0.45	0.30	0.75	(0.46)	—	(0.46)
2007	9.48	0.44	(0.11)	0.33	(0.47)	—	(0.47)
2006	9.71	0.41	(0.16)	0.25	(0.48)	—	(0.48)
2005	9.86	0.39	(0.04)	0.35	(0.50)	—	(0.50)

	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Intermediate-Duration Government Fund
CLASS A
2009	$11.20	7.85%	$92,025	0.53%	0.74%	3.48%	641%
2008	10.76	10.97	50,372	0.50	0.75	4.34	234
2007	10.13	3.64	46,635	0.50	0.78	4.17	200
2006	10.21	0.94	85,873	0.50	0.73	3.46	151
2005	10.50	1.85	109,394	0.50	0.73	2.92	80
GNMA Fund
CLASS A
2009	$9.84	6.51%	$160,639	0.63%	0.71%	4.08%	474%
2008	9.63	8.31	114,824	0.60	0.72	4.82	271
2007	9.34	3.65	143,711	0.60	0.74	4.72	105
2006	9.48	2.60	166,324	0.60	0.71	4.26	97
2005	9.71	3.64	171,139	0.60	0.71	3.97	85

Amounts designated as "—" are $0 or have been rounded to $0.

† Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.

(1) Per share calculations were performed using average shares.

29

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2009 includes more detailed information about SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520 You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Daily Income Trust's Investment Company Act registration number is 811-03451.

SEI-F-094 (5/09)

SEI Daily
Income Trust

Prospectus as of May 31, 2009

Ultra Short Bond Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund
Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI DAILY INCOME TRUST

PROSPECTUS

May 31, 2009

ULTRA SHORT BOND FUND

CLASS G SHARES

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

WELLINGTON MANAGEMENT COMPANY, LLP

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Class G Shares of the Ultra Short Bond Fund are not available for purchase in all states.  You may purchase Fund shares only if they are registered in your state.

1

About This Prospectus

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies, and are designed primarily for institutional investors.  This prospectus gives you important information about the Class G Shares of the Ultra Short Bond Fund (the Fund) that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information about risk and return.  For more detailed information about the Fund, please see:

2

RISK/RETURN INFORMATION

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the sub-adviser complies with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund’s Board of Trustees.  Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.  SIMC and the Fund’s sub-adviser (the Sub-Adviser) make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

3

ULTRA SHORT BOND FUND

Fund Summary

Investment Goal:	Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility

Share Price Volatility:	Low to medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting fixed income obligations, the Fund invests in investment grade U.S. dollar-denominated fixed income securities

Investment Strategy

The Ultra Short Bond Fund invests at least 80% of its net assets in investment grade U.S. dollar-denominated instruments, including:  (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities;  (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers.  In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser will strive to maintain a portfolio duration between one half and one and a half years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

What Are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity and duration of these securities affects risk.

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Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  As with any security, particularly in volatile times, there may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate.  In addition, some derivative instruments are subject to counterparty risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.  Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.  Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above.  Asset-backed securities present credit risks that are not presented by mortgage-backed securities.  This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets.  If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security.  In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

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Performance Information

As of May 31, 2009, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for the last ten years.  The performance information shown is based on full calendar years.

1999	4.25%
2000	7.87%
2001	6.29%
2002	3.49%
2003	1.64%
2004	1.08%
2005	2.78%
2006	4.89%
2007	1.69%
2008	-9.95%

Best Quarter:	Worst Quarter:
2.62%	-7.40%
(12/31/00)	(12/31/08)

The Fund’s Class A total return from January 1, 2009 to March 31, 2009 was 0.23%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2008 to those of the Barclays Capital (formerly known as Lehman Brothers) 9-12 Month Treasury Index.

Ultra Short Bond Fund — Class A	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	-9.95%	-0.04%	2.29%	3.39%
Fund Return After Taxes on Distributions**	-11.08%	-1.31%	0.78%	1.64%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	-6.41%	-0.50%	1.18%	1.90%
Barclays Capital 9-12 Month Treasury Index Return (reflects no deduction for fees, expenses or taxes)***	4.69%	3.66%	4.03%	4.59%

*                               The inception date for Class A Shares of the Fund is September 28, 1993.  Index returns are shown from September 30, 1993.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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***                 An index measures the market price of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  An index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Barclays Capital 9-12 Month Treasury Index is a widely-recognized, market-weighted index of U.S. Treasury bonds with remaining maturities between nine and twelve months.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class G Shares
Investment Advisory Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.00%*

*              The Fund’s actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor are voluntarily waiving a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total annual fund operating expenses are expected to be as follows:

Ultra Short Bond Fund — Class G Shares	0.63%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution and Service of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Ultra Short Bond Fund — Class G Shares	$102	$318	$552	$1,225

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  Under normal circumstances, the Fund will invest at least 80% of its net assets in the types of securities described in this prospectus.  However, the Fund may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund’s Statement of Additional Information (SAI).  Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Sub-Adviser uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

More Information About Risk

The Fund is also subject to the following additional risks:

Credit risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension risk: The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Interest rate risk:  The risk of market losses attributable to changes in interest rates.  With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

Liquidity risk:  The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.  The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market risk:  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably.  Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity risk:  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment risk: The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Investment Adviser and Sub-Adviser

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund.  SIMC continuously reviews, supervises and administers the Fund’s investment program. As of April 30, 2009, SIMC had more than $76.9 billion in assets under management.  For the fiscal year ended January 31, 2009, SIMC received an investment advisory fee, as a percentage of the Fund’s average daily net assets, at the following annual rate:

	Investment Advisory Fee	Investment Advisory Fee After Fee Waiver
Ultra Short Bond Fund	0.10%	0.06%

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period February 1, 2008 through January 31, 2009.

Sub-Adviser and Portfolio Manager

Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Sub-Adviser to the Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager at Wellington Management, became the portfolio manager of the Fund in 1999.  Mr. Smith has been an investment professional with Wellington Management since 1992.

The SAI provides additional information about the portfolio manager’s compensation, other accounts he manages, and his ownership, if any, of securities in the Fund.

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Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class G Shares of the Fund.

The Fund offers Class G Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class G Shares by placing orders with the Fund’s transfer agent (the Transfer Agent) or its authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period).  For more information regarding the Fund’s policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

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Unless otherwise indicated, the Fund calculates its NAV once each Business Day as of the close of the Business Day (normally, 4:00 p.m. Eastern Time).  For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your purchase order in proper form and federal funds (readily available funds) before 4:00 p.m. Eastern Time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  If a security’s price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker.  If such prices are not readily available or can not be valued using the methodologies described above, the Fund will value the security using the Fund’s Fair Value Procedures, as described below.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or the Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or the Sub-Adviser, as applicable,  will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology

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from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through the Committee designated by the Fund’s Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV.  The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares.  As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector.  If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called.  In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV.  If price movements in a monitored index or security exceed levels established by the Fund’s administrator, the administrator notifies SIMC or the Sub-Adviser holding the relevant securities that such limits have been exceeded.  In such event, SIMC or the Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways,

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including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in the Fund in any twelve-month period.  A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.                                       if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policies, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries.  The Fund may also delegate trade monitoring to the financial intermediaries.  If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

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The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares, as well as corresponding tax consequences.

Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Fund, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge you a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your

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request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the following Business Day after it receives your request, but it may take up to three Business Days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, if the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class G Shares of the Fund for Class G Shares of any other fund of SEI Daily Income Trust on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary. This exchange privilege may be changed or canceled at any time upon 60 days’ notice and is subject to any applicable limitations resulting from the closing of the Fund to new investors. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

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Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Fund’s Class G Shares.  The distribution fee for Class G Shares, as a percentage of average daily net assets, may be up to 0.25%.

The Fund may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class G Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

17

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale or exchange of Fund shares may be a taxable event.

The Fund’s SAI contains more information about taxes.

18

Financial Highlights

As of January 31, 2009, Class G Shares of the Fund had not commenced operations.

19

SEI DAILY INCOME TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA  19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated May 31, 2009 includes more detailed information about SEI Daily Income Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet: The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

20

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Daily Income Trust’s Investment Company Act registration number is 811-03451.

21

SEI DAILY INCOME TRUST

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Sub-Advisers:

Columbia Management Advisors, LLC
Wellington Management Company, LLP

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Class A, Class B, Class C, Class G, Class H and Sweep Class Shares prospectuses (the "Prospectuses"), each dated May 31, 2009. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended January 31, 2009, including notes thereto and the report of KPMG LLP thereon, are incorporated herein by reference from the Trust's 2009 Annual Report. A copy of the 2009 Annual Report must accompany the delivery of this Statement of Additional Information.

May 31, 2009

  SEI-F-045 (5/09)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-5

Asset-Backed Securities	S-5

Commercial Paper	S-5

Demand Instruments	S-6

Dollar Rolls	S-6

Fixed Income Securities	S-6

Foreign Securities	S-7

Futures and Options on Futures	S-7

Illiquid Securities	S-8

Insurance Funding Agreements	S-8

Interfund Lending and Borrowing Arrangements	S-9

Mortgage-Backed Securities	S-9

Municipal Securities	S-11

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-12

Obligations of Supranational Entities	S-13

Options	S-13

Repurchase Agreements	S-14

Swaps, Caps, Floors, Collars and Swaptions	S-14

U.S. Government Securities	S-16

Variable and Floating Rate Instruments	S-17

When-Issued and Delayed Delivery Securities	S-17

INVESTMENT LIMITATIONS	S-17

THE ADMINISTRATOR AND TRANSFER AGENT	S-21

THE ADVISER AND SUB-ADVISERS	S-23

DISTRIBUTION, SHAREHOLDER AND ADMINISTRATIVE SERVICING	S-27

TRUSTEES AND OFFICERS OF THE TRUST	S-29

PROXY VOTING POLICIES AND PROCEDURES	S-34

DETERMINATION OF NET ASSET VALUE	S-35

PURCHASE AND REDEMPTION OF SHARES	S-37

TAXES	S-37

PORTFOLIO TRANSACTIONS	S-40

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-41

DESCRIPTION OF SHARES	S-42

LIMITATION OF TRUSTEES' LIABILITY	S-42

CODES OF ETHICS	S-42

VOTING	S-42

SHAREHOLDER LIABILITY	S-43

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-43

CUSTODIAN	S-53

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-53

LEGAL COUNSEL	S-53

DESCRIPTION OF RATINGS	A-1

THE TRUST

The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences among the Class A, Class B, Class C, Class G, Class H and/or Sweep Class shares pertaining to distribution, administrative and shareholder servicing plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April 1994.

This Statement of Additional Information ("SAI") relates to the following portfolios: Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each, a "Fund" and, together, the "Funds"), including all classes of the Funds.

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers (each, a "Sub-Adviser" and, together, the "Sub-Advisers") to the Funds are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUND—The Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or only one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar-denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vii) repurchase agreements involving any of the foregoing obligations. The Fund may invest in supranational agency obligations, variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

PRIME OBLIGATION FUND—The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks (including foreign branches of such banks), U.S. savings and loan institutions and thrift institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, and foreign banks, which banks or institutions have total assets of $1 billion or more as shown on their most recent public financial statements, at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest (i.e., first-tier) short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest (i.e., first- or second-tier) municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and which carry yields that are competitive with those of other money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

GOVERNMENT FUND—The Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

GOVERNMENT II FUND—The Government II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund intends to invest in securities that produce income that is not subject to state and local income taxation. Distributions of the Fund, which are allocable to income produced by such securities, will also be exempt from state and local income taxation in the hands of the Fund's shareholders. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

TREASURY FUND—The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

TREASURY II FUND—The Treasury II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations. The Fund intends to invest in securities that produce income that is not subject to state and local income taxation. Distributions of the Fund, which are allocable to income produced by such securities, will also be exempt from state and local income taxation in the hands of the Fund's shareholders. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

ULTRA SHORT BOND FUND—The Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in obligations of U.S. dollar-denominated instruments consisting of: (i) commercial paper rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions,

U.S. commercial banks (including foreign branches of such banks) and foreign banks; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (v) mortgage-backed securities; (vi) asset-backed securities rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable quality at the time of investment; (vii) repurchase agreements involving the foregoing securities; and (viii) U.S. dollar-denominated instruments of foreign issuers. The Fund may also invest in futures contracts, options, swaps and other similar instruments.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole.

The Sub-Adviser intends to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. Under normal conditions, the Fund's duration will range from half a year to one and a half years.

SHORT-DURATION GOVERNMENT FUND—The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government, including obligations of the Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements fully-collateralized by such obligations. The Fund may also invest in futures contracts, options, swaps and other similar instruments. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. The Sub-Adviser will strive to maintain a portfolio duration of up to three years.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole.

INTERMEDIATE-DURATION GOVERNMENT FUND—The Intermediate-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund. The Fund may also invest in futures contracts, options, swaps and other similar instruments. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. The Sub-Adviser will strive to maintain a portfolio duration of two and a half to five years.

GNMA FUND—The GNMA Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund, but without restrictions on portfolio duration. At least 80% of the net assets of the Fund will, under normal circumstances, be invested in mortgage-backed securities issued by GNMA. The Fund will notify its shareholders at least 60 days prior to any change to this policy. In addition, the GNMA Fund may invest in futures contracts, options, swaps and other similar instruments, and enter into dollar roll transactions with selected banks and broker-dealers. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

There can be no assurance that the Funds will achieve their respective investment objectives.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. Each Fund's advisers will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectuses, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

DEMAND INSTRUMENTS—The Prime Obligation and Money Market Funds may invest in demand instruments. Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

DOLLAR ROLLS—"Dollar rolls" are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any dollar roll as required by the 1940 Act.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value, or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's advisers, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Fund's advisers, as applicable, will review the situation and take appropriate action with regard to the security.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although a Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on the advisers' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INSURANCE FUNDING AGREEMENTS—The Prime Obligation and Money Market Funds may enter into insurance funding agreements. An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities."

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The Securities and Exchange Commission (the "SEC") has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the "SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board of Trustees.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC securities") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by private stockholders. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank, and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by

Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund's investment objective, and except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Funds would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. Except with regard to the limitation on: (i) investing in illiquid securities and (ii) borrowings, the following percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds may not:

  1.  Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed by the Board without a vote of shareholders.

Each Fund may not:

  1.  Invest in oil, gas or mineral leases.

In addition, each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, each Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  4.  Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

  5.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

  6.  Invest in companies for the purpose of exercising control.

  7.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with a Fund's investment objective and policies.

  8.  Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

  9.  Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

  10.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  11.  Invest in interests in oil, gas or other mineral exploration or development programs.

  12.  Invest more than 10% of its net assets in illiquid securities.

In addition, each of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government, GNMA and Government II Funds may not:

  1.  With respect to the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, with respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

  2.  With respect to the Government II Fund, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however that the Fund may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  3.  With respect to the Government II Fund, acquire more than 10% of the voting securities of any one issuer.

  4.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  5.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  6.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its prospectuses and its SAI or as permitted by rule, regulation or order of the SEC.

  7.  Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

  8.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  9.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

  10.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds) futures contracts. However, subject to its permitted investments, each Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  11.  Invest in interests in oil, gas or other mineral exploration or development programs.

  12.  With respect to the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, purchase securities of other investment companies; provided that all Funds may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Funds may not purchase securities of other open-end investment companies.

  13.  With respect to the Government II Fund, purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

  14.  Invest more than 10% of its net assets in illiquid securities.

  15.  Invest in companies for the purpose of exercising control.

Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

Other Policies. The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(G) or section 12(d)(1)(F) of the 1940 Act.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Certain Funds have adopted a fundamental policy that would permit direct investment in real estate. However, these Funds have a non-fundamental investment limitation that prohibits the Funds from investing directly in real estate. This non-fundamental policy may be changed only by vote of such Fund's Board.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust.  The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

The Administrator pays the excess of a Fund's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of any Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 2009. The Administrator has agreed to waive a portion of its entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' daily net assets):

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
Class A	0.18	%(1)	0.20	%(3)	0.20	%(2)	0.20	%(2)	0.20	%(2)	0.20	%(4)
Class B	0.48	%(1)	0.50	%(3)	0.50	%(2)	0.50	%(2)	0.50	%(2)	0.50	%(4)
Class C	0.68	%(1)	0.70	%(3)	0.70	%(2)	0.70	%(2)	0.70	%(2)	0.70	%(4)
Class H	N/A		N/A		N/A		0.63	%(1)	N/A		N/A
Sweep Class	0.93	%(1)	0.95	%(1)	N/A		0.95	%(1)	0.95	%(1)	N/A

	Short- Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund		Ultra Short Bond Fund
Class A	0.48	%(5)	0.53	%(5)	0.63	%(5)	0.38	%(5)
Class G	N/A		N/A		N/A		0.63	%(1)

(1) Represents a voluntary cap that may be discontinued at any time.

(2) Represents a contractual cap effective through January 31, 2009, to be changed only by Board approval.

(3) Represents a contractual cap of 0.25%, 0.55% and 0.75% of Class A, B and C, respectively, effective through January 31, 2009, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of 0.20%, 0.50% and 0.70% of Class A, B and C, respectively, that may be discontinued at any time.

(4) Represents a contractual cap of 0.25%, 0.55% and 0.75% of Class A, B and C, respectively, effective through January 31, 2009 to be changed only by Board approval. Effective May 1, 2007, management has voluntarily waived fees to a cap of 0.20%, 0.50% and 0.70% of Class A, B and C, respectively, that may be discontinued at any time.

(5) Represents a voluntary cap that may be discontinued at any time. Prior to March 1, 2008, the cap for the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds were 0.45%, 0.50%, 0.60% and 0.35%, respectively.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Administration Fee
Money Market Fund	0.33%
Prime Obligation Fund	0.19%
Government Fund	0.24%
Government II Fund	0.19%
Treasury Fund	0.24%
Treasury II Fund	0.24%
Ultra Short Bond Fund	0.35%
Short-Duration Government Fund	0.35%
Intermediate-Duration Government Fund	0.35%
GNMA Fund	0.32%

For each Fund the following table shows: (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's contractual and voluntary fees waived for the fiscal years ended January 31, 2007, 2008 and 2009:

	Fees Paid (000)			Fee Waivers (000)
	2007	2008	2009	2007	2008	2009
Money Market Fund	$1,699	$1,557	$1,156	$2,474	$2,259	$1,621
Prime Obligation Fund	$7,440	$8,703	$8,210	$1,772	$1,888	$1,612
Government Fund	$1,183	$1,643	$2,903	$680	$866	$1,432
Government II Fund	$1,203	$1,434	$2,642	$290	$315	$509
Treasury Fund	$1,138	$1,853	$1,860	$640	$966	$1,534
Treasury II Fund	$502	$457	$1,282	$84	$210	$765
Ultra Short Bond Fund	$791	$655	$900	$401	$289	$295
Short-Duration Government Fund	$416	$371	$664	$74	$43	$3
Intermediate-Duration Government Fund	$236	$126	$237	$19	$—	$—
GNMA Fund	$484	$269	$312	$0	$167	$113

THE ADVISER AND SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 10 investment companies, including more than 81 funds, with more than $76.9 billion in assets under management as of April 30, 2009.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC to operate a "manager of managers" structure efficiently. The exemptive order permits SIMC, with the approval of the Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the respective Fund's shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for the Funds. The Trust will notify shareholders in the event of any addition or change in identity of the sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to a sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board, the Sub-Advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to the Board's review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly at the following annual rates: (i) 0.075% on the first $500 million and 0.02% in excess of $500 million on the combined average daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds; (ii) 0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and (iii) 0.10% of the combined daily net assets of the Ultra Short Bond Fund up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. SIMC pays the Sub-Advisers out its investment advisory fees.

The Sub-Advisers

Columbia Management Advisors, LLC ("Columbia"), a Delaware limited liability company with principal offices at 100 Federal Street Boston, Massachusetts 02110, serves as the sub-adviser to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. Columbia is a wholly-owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America Corporation. Columbia may use the research and other expertise of its affiliates and third parties in managing the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds' investments.

Columbia is an indirect, wholly-owned subsidiary of Bank of America Corporation, a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of Columbia, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. Regulatory restrictions applicable to Columbia and its affiliates may limit Columbia's investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Columbia and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if clients desired to buy a security issued by a company for which Columbia or its affiliates served as underwriter. The internal policies and procedures of Columbia and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict a client's investment activities. A client not advised by Columbia and its affiliates would not be subject to many of these restrictions.

Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the sub-adviser to the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

Advisory and Sub-Advisory Agreements with the Trust. Each advisory agreement or sub-advisory agreement (the "Investment Advisory Agreements") provides that SIMC or a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days'

written notice to the Adviser or Sub-Adviser, as applicable, or by the Adviser or Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by the Funds; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended January 31, 2007, 2008 and 2009:

	Advisory Fees Paid (000)			Advisory Fee Waivers (000)
	2007	2008	2009	2007	2008	2009
Money Market Fund	$293	$263	$189	$0	$0	$0
Prime Obligation Fund	$1,123	$1,267	$1,158	$0	$0	$0
Government Fund	$180	$237	$404	$0	$0	$0
Government II Fund	$182	$209	$372	$0	$0	$0
Treasury Fund	$172	$267	$317	$0	$0	$0
Treasury II Fund	$57	$63	$191	$0	$0	$0
Ultra Short Bond Fund	$191	$158	$221	$150	$111	$120
Short-Duration Government Fund	$104	$93	$169	$36	$25	$21
Intermediate-Duration Government Fund	$73	$36	$68	$0	$0	$0
GNMA Fund	$151	$136	$133	$0	$0	$0

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended January 31, 2007, 2008 and 2009:

	Sub-Advisory Fees Paid (000)			Sub-Advisory Fees Waived (000)
Fund	2007	2008	2009	2007	2008	2009
Money Market Fund	$158	$150	$115	$0	$0	$0
Prime Obligation Fund	$515	$724	$706	$0	$0	$0
Government Fund	$97	$137	$247	$0	$0	$0
Government II Fund	$98	$120	$227	$0	$0	$0
Treasury Fund	$93	$153	$193	$0	$0	$0
Treasury II Fund	$31	$36	$117	$0	$0	$0
Ultra Short Bond Fund	$190	$158	$221	$109	$111	$120
Short-Duration Government Fund	$104	$93	$169	$29	$25	$21
Intermediate-Duration Government Fund	$73	$36	$68	$0	$0	$0
GNMA Fund	$151	$136	$133	$0	$0	$0

Portfolio Management.

Wellington Management

Compensation. SIMC pays Wellington Management a fee based on the assets under management of each of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds as set forth in the Investment Sub-Advisory Agreement between Wellington Management and SIMC on behalf of each Fund. Wellington Management pays its investment professional out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended January 31, 2009.

Wellington Management's compensation of its investment professional listed in the prospectus, who is primarily responsible for the day-to-day management of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (the "Portfolio Manager"), includes a base salary and incentive components. The base salary for Mr. Smith, a partner of Wellington Management, is determined by the Managing Partners of the firm. Mr. Smith's base salary is generally a fixed amount that may change as a result of an annual review. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of the Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by the Portfolio Manager. The incentives paid to the Portfolio Manager are based on the revenues earned by Wellington Management, which have no performance-related component.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. As a partner of Wellington Management, Mr. Smith is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.

Ownership of Fund Shares. As of the end of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds' most recently completed fiscal year, the Portfolio Manager did not beneficially own any Fund shares.

Other Accounts. As of January 31, 2009, in addition to the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, the Portfolio Manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Timothy E. Smith	8	$2,141,759,709	10	$4,546,330,382	46	$8,986,508,460

None of the accounts listed above is subject to a performance based advisory fee.

Conflicts of Interests. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds. The Portfolio Manager generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The Portfolio Manager makes investment decisions for each account, including the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not for another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies, and/or holdings to that of the relevant Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Because incentive payments are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

DISTRIBUTION, SHAREHOLDER AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI. The Distributor has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). The Trust has adopted a Distribution Plan for the Class G Shares of each Fund and the Sweep Class Shares of each Fund that offers Sweep Class Shares (only the Money Market, Prime Obligation, Government, and Treasury Funds offer Sweep Class Shares) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares (each, a "Plan" and, together, the "Plans"). In this regard, the Board has determined that the Plans are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto (the "Qualified Trustees"). The Plans may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plans adopted for the Class G and Sweep Class Shares shareholders provides that the Trust will pay the Distributor a fee of up to 0.25% and 0.50%, respectively, of the average daily net assets of a Fund's Class G or Sweep Class Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class G and Sweep Class Shares shareholders or to their customers who beneficially own Class G or Sweep Class Shares. Payments may be made under the Plans for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Administrator and/or SIMC benefited through increased fees from an increase in the net assets of the Trust, which may have resulted in part from expenditures under the Plans, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plans or related agreements.

For the fiscal year ended January 31, 2009, the Funds incurred the following 12b-1 expenses:

Fund (Class G Shares)	Total 12b-1 Expenses (000)	Total 12b-1 Expenses as a % of Net Assets	Amount Paid to 3rd Parties by the Distributor for Distribution- Related Services (000)
Ultra Short Bond Fund	*	*	*
Fund (Sweep Class Shares)
Money Market Fund	$555	0.50%	$555
Prime Obligation Fund	$261	0.50%	$261
Government Fund	$90	0.50%	$90
Treasury Fund	$765	0.50%	$765

*Not in operation during such period.

The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C, Class G, Class H and Sweep Class Shares (the "Servicing Plans"), and administrative servicing plans (the "Administrative Servicing Plans") for their Class B, Class C and Class H Shares. Under these Servicing and Administrative Servicing Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services, as applicable: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Administrative Servicing Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Distribution Expenses Incurred by Adviser. The Funds may be sold through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist them in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of 81 funds, and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the name, date of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the trusts, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—SEI employee, 1974-present. Mr. Nesher currently manages SEI's proprietary investment advisory and mutual fund business and SEI's third-party fund administration business. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Member of the independent review committee for SEI's Canadian-registered mutual funds. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Senior Advisor, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2009. Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their affiliation with the Trust's Distributor and SIMC.

Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee** (since 2008)—Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc. (retirement plan provider), 1997-December 2005. Chief Executive Officer, INVESCO North America (investment management firm), September 2003-December 2005. Director, Colonial BancGroup, Inc. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. Trustee/Director of SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that, with the exception of Mr. Harris, is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Storey, Sullivan, Williams and Johnson, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

**Mr. Harris is a Trustee who may be deemed to be an "interested" person (as that term is defined in the 1940 Act) of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds by virtue of his beneficial interest in securities issued by a controlling person of Columbia, the sub-adviser who manages the assets of each of those Funds.

•  Fair Value Committee. The Board has a standing Fair Value Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Committee. The Fair Value Committee meets as necessary and met 24 times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that, with the exception of Mr. Harris, is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Storey, Sullivan, Williams and Johnson, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met three times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	Over $100,000 (Prime Obligation Fund)	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	$50,001-$100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris**	None	None

*  Valuation date is December 31, 2008.

**  Mr. Harris is a Trustee who may be deemed to be an "interested" person (as that term is defined in the 1940 Act) of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds by virtue of his beneficial interest in securities issued by a controlling person of Columbia, the sub-adviser who manages the assets of each of those Funds.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation (000)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex (000)
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Storey	$19	N/A	N/A	$193
Mr. Sullivan	$19	N/A	N/A	$193
Ms. Greco	$19	N/A	N/A	$193
Ms. Lesavoy	$19	N/A	N/A	$193
Mr. Williams	$19	N/A	N/A	$193
Mr. Johnson	$19	N/A	N/A	$193
Mr. Harris*	$10	N/A	N/A	$97

*  Mr. Harris was appointed as a Trustee as of June 26, 2008. Mr. Harris is a Trustee who may be deemed to be an "interested" person (as that term is defined in the 1940 Act) of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds by virtue of his beneficial interest in securities issued by a controlling person of Columbia, the sub-adviser who manages the assets of each of those Funds.

Trust Officers. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt

Trust, Bishop Street Funds,The Advisors' Inner Circle Fund and The Advisors' Inner Circle Fund II since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003-present.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007. Attorney, Flaster/Greenberg, P.C. (law firm), January 2000-February 2004.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)— Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

Securities of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances), assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost valuation (with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds) and the maintenance of the Fund's net asset value at $1.00 are permitted, provided certain conditions are met under Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market fund must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is: (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). SIMC or a Sub-Adviser, as applicable, will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that each Fund will be able to meet this objective. The Funds' procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

Securities of the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds may be valued by the Administrator pursuant to valuations provided by independent pricing services. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the pricing services may also use a matrix system to determine valuations, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the independent pricing services and the valuation methodologies are reviewed by the officers of the Trust under the general supervision of the Trustees.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Committee if it receives such notification from SIMC or a Fund's Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the Trust and the Administrator under the general supervision of the Board.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Committee. Examples of factors the Fair Value Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, SIMC, the Distributor and/or the custodian are not open for business.

Purchases and redemptions of shares of the Intermediate-Duration Government, Short-Duration Government, GNMA and Ultra Short Bond Funds may be made on any day the NYSE is open for business. Purchases and redemptions of shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds observe Columbus Day and Veterans Day.

Each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in a Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with SIMC or a Sub-Adviser, as applicable.

The Administrator or Distributor will not accept securities as payment for shares of the GNMA Fund unless: (i) such securities meet the investment objective and policies of the Fund; (ii) the securities are acquired for investment and not for resale; (iii) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) such securities have a value which is readily ascertainable (and not established only by evaluation).

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. You are urged to consult your own tax advisor.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers which are engaged in the same, similar or related trades or businesses, and the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders (subject to certain minimum holding periods) and for the lower tax rates on qualified dividend income for individual shareholders (subject to certain minimum holding periods and other limitations). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

The Funds receive income generally in the form of interest on their investments. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Because the Funds' income is expected to be derived primarily from interest rather than dividends, no portion of a Fund's distributions is expected to be eligible for the corporate dividends-received deduction or for the lower tax rates on qualified dividend income.

A Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

By law, a Fund must withhold at the applicable withholding rate and remit to the U.S. Treasury, any amounts subject to withholding on your taxable distributions and proceeds if: (i) you do not provide your correct social security or taxpayer identification number; (ii) you are subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) you have failed to certify that you are not subject to backup withholding; or (iv) you have failed to certify that you are a U.S. person (including a U.S. resident alien).

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

For Federal income tax purposes, capital loss carryforwards may be carried forward for up to eight years and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2008 through January 31, 2009 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For more information about the amount of capital loss carryforwards for the fiscal year ended January 31, 2009, please refer to the Annual Report.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC or a Sub-Adviser, as applicable, is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Sub-Advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the advisers will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions, dealer spreads or underwriting discounts, nor transfer taxes or other direct transaction expenses.

It is expected that certain Funds may execute a substantial portion of their brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. In such trades, the Distributor receives a commission as the introducing broker on such trades. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trade, and is compensated for such services from the commission paid on the trade. More specifically, SIMC requests, but does not require, that certain Sub-Advisers execute up to thirty percent of trades with the Distributor as introducing broker. In addition, SIMC will, from time to time, execute trades with the Distributor as introducing broker, primarily in connection with the trading associated with the transition of portfolios when there is a change in sub-advisers in a Fund or a reallocation of assets among Sub-Advisers. In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the sale of Fund shares. For the fiscal years ended January 31, 2007, 2008 and 2009, no Fund paid any brokerage commissions.

The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser or a Sub-Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by SIMC or a Sub-Adviser under its respective advisory or sub-advisory agreement, and the expenses of SIMC or a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2009, the Trust held the following securities:

Fund	Name of Issuer	Amount (000)
Money Market Fund	JP Morgan Chase	$10,000
Ultra Short Bond Fund	Morgan Stanley	$5,509
	Merrill Lynch	$4,543
	JP Morgan Chase	$4,415
	Goldman Sachs	$3,804

The portfolio turnover rate for each fixed income Fund for the fiscal years ending January 31, 2008 and 2009 was as follows:

	Turnover Rate
Fund	2008	2009
Short-Duration Government Fund	266%	693%
Intermediate-Duration Government Fund	234%	641%
GNMA Fund	271%	474%
Ultra Short Bond Fund	54%	99%

The changes in portfolio turnover for the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds were attributable to volatility in the credit markets.

A portfolio's turnover rate will exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds as of the end of such month shall be made available on the Portfolio Holdings Website. On the Monday following each week end, a list of all portfolio holdings in the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds as of the end of such week shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a pro rata share in the net assets of that Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Where the Prospectuses or the SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of May 5, 2009, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling a Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency or custodial customers.

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
Money Market Fund Class A	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	67,111,434.510	21.08%

	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	66,687,539.740	20.95%

	SEI Private Trust Company FBO Guardian One Freedom Valley Dr. Oaks, PA 19456	45,536,495.890	14.30%

	SEI Private Trust Company c/o Boston Private Attn: Mutual Funds One Freedom Valley Dr. Oaks, PA 19456	38,552,474.690	12.11%

	SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Dr. Oaks, PA 19456	25,125,229.740	7.89%

	SEI Private Trust Company FBO 601 Banks Attn: Eileen Carlucci One Freedom Valley Dr. Oaks, PA 19456	22,792,073.180	7.16%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	SEI Private Trust Company Attn: Jackie Esposito One Freedom Valley Dr. Oaks, PA 19456	17,032,423.620	5.35%

Class B	SEI Private Trust Company c/o Boston Private Attn: Mutual Funds One Freedom Valley Dr. Oaks, PA 19456	68,702,688.260	51.39%

	SEI Private Trust Company Attn: Ian Weiss One Freedom Valley Dr. Oaks, PA 19456	43,689,314.800	32.68%

Class C	Citizens Bank-MA Attn: Jennifer Costa 1 Citizens Dr. Riverside, RI 02915-3019	39,330,739.960	33.01%

	Citizens Bank Attn: Jennifer Costa 1 Citizens Dr. Riverside, RI 02915-3019	11,549,212.560	9.69%

	Ameriserv Trust & Financial Svc Co Attn: Sweep Desk PO Box 520 Johnstown, PA 15907-0520	10,093,565.000	8.47%

	Sun National Bank Toni Hill – Cash Management Dept. 226 Landis Ave. Vineland, NJ 08360-8145	9,822,333.610	8.24%

	Provident Bank 400 Bella Blvd. Montebello, NY 10901	6,214,500.000	5.22%

Sweep Class	Sun National Bank Toni Hill – Cash Management Dept. 226 Landis Ave. Vineland, NJ 08360-8145	21,027,784.960	39.85%

	Powell Valley National Bank Attn: Larry Presley PO Box 100 Jonesville, VA 24263-0100	12,428,891.470	23.55%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	Tri County Bank Operations Center PO Box 909 Chico, CA 95927-0909	4,749,487.920	9.00%

	Cameron State Bank PO Box 7980 Lake Charles, LA 70606-7980	4,573,052.720	8.67%

Prime Obligation Fund Class A	Band and Co. Attn: Edward McIlveen PO Box 1787 Milwaukee, WI 53201-1787	1,448,712,598.970	38.28%

	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	959,904,601.800	25.36%

	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	296,003,279.930	7.82%

	Whitelaw & Co. – Non Voyage Attn: Mutual Funds PO Box 94984 Cleveland, OH 44101-4984	200,299,137.890	5.29%

Class B	SEI Trust c/o Chevy Chase Trust One Freedom Valley Dr. Oaks, PA 19456	44,465,610.760	19.95%

	Mizuho Corporate Bank of California 350 S. Grand Ave., Ste. 1400 Los Angeles, CA 90071-3406	32,468,948.130	14.57%

	SEI Private Trust Company c/o Brotherhood One Freedom Valley Dr. Oaks, PA 19456	31,621,814.060	14.19%

	Penco c/o The Bank of Kentucky 111 Lookout Farm Dr. Crestview Hls, KY 41017	14,400,422.160	6.46%

	SEI Private Trust Company c/o Investment Trust Co. Att: Ethel Vick, Suite 730 3200 Cherry Creek South Dr. Denver, CO 80209-3244	14,373,715.110	6.45%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	SEI Private Trust Company Attn: Jackie Esposito One Freedom Valley Dr. Oaks, PA 19456	14,261,426.020	6.40%

	Moody National Bank Trust Department Attn: Julie Bishop PO Box 1139 Galveston, TX 77553-1139	11,735,670.680	5.26%

Class C	SEI Private Trust Company FBO Smith Barney Corporate Trust One Freedom Valley Dr. Oaks, PA 19456	173,939,847.080	47.79%

	Sterling Bank Attn: Joe Klingen 15000 Northwest Freeway Houston, TX 77040-3299	96,764,486.900	26.58%

	SWS Financial Services Inc. Attn: Kim Ramirez 1201 Elm St., Ste. 3500 Dallas, TX 75270-2108	23,052,965.000	6.33%

Sweep Class	SEI Private Trust Company FBO 601 Banks Attn: Eileen Carlucci One Freedom Valley Dr. Oaks, PA 19456	16,977,121.700	47.36%

	Manufacturers Bank Customer Services Attn: Edwin Sarao 515 S. Figueora St., Fl. 4 Los Angeles, CA 90071-3301	5,197,703.270	14.50%

	La Porte Savings Bank 710 Indiana Ave. La Porte, IN 46350-3461	2,413,085.930	6.73%

	First State Bank of Russellville PO Box 10610 Russellville, AR 72812-0610	2,316,612.930	6.46%

	Siuslaw Valley Bank PO Box 280 Florence, OR 97439-0280	1,906,932.560	5.32%

Class H	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	50,692,240.640	100.00%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
Government Fund Class A	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	501,471,241.540	37.87%

	Westwood Trust Attn: Operations 200 Crescent Court, Ste. 1200 Dallas, TX 75201-1855	144,344,040.550	10.90%

	Band and Co. Attn: Edward McIlveen PO Box 1787 Milwaukee, WI 53201-1787	109,601,834.380	8.28%

	SEI Private Trust Company FBO 601 Banks Attn: Eileen Carlucci One Freedom Valley Dr. Oaks, PA 19456	90,952,907.570	6.87%

	SEI Trust c/o Chevy Chase Trust One Freedom Valley Dr. Oaks, PA 19456	86,390,334.770	6.52%

Class B	SEI Trust c/o Chevy Chase Trust One Freedom Valley Dr. Oaks, PA 19456	431,420,663.140	79.81%

Class C	Sterling Bank Attn: Joe Klingen 15000 Northwest Freeway Houston, TX 77040-3299	101,876,606.430	72.96%

	SWS Financial Services Inc. Attn: Kim Ramirez 1201 Elm St., Ste. 3500 Dallas, TX 75270-2108	15,235,756.000	10.91%

	Community Bank of San Joaquin 22 W. Yokuts Ave. Stockton, CA 95207-5715	8,583,000.000	6.15%

Sweep Class	SEI Private Trust Company FBO 601 Banks Attn: Eileen Carlucci One Freedom Valley Dr. Oaks, PA 19456	14,045,442.560	44.68%

	Chelsea State Bank 1010 S. Main St. Chelsea, MI 48118-1427	3,692,038.020	11.75%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	Cameron State Bank PO Box 7980 Lake Charles, LA 70606-7980	2,967,038.230	9.44%

	Community Bank & Trust of Florida PO Box 1570 Ocala, FL 34478-1570	2,480,248.310	7.89%

	The Business Bank 8399 Leesburg Pike Vienna, VA 22182-2402	2,171,956.520	6.91%

	The Bank of Fayetteville One South Block Fayetteville, AR 72701-6021	1,706,482.550	5.43%

Government II Fund Class A	Naidot & Co. c/o Bessemer Trust Company Attn: Peter Scully 630 Fifth Ave., 38th Floor New York, NY 10111-0100	908,286,027.210	47.70%

	United States Trust Company Attn: Rich Lynch PO Box 131 Boston, MA 02101	202,572,389.180	10.64%

	SEI Private Trust Company c/o Dorsey & Whitney National Bank Attn: Mutual Fund Administrator One Freedom Valley Dr. Oaks, PA 19456	148,995,436.500	7.82%

	SEI Private Trust Company Attn: Ian Weiss One Freedom Valley Dr. Oaks, PA 19456	136,218,241.210	7.15%

	SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Dr. Oaks, PA 19546	116,346,326.020	6.11%

	Gilmac c/o Charter Trust 90 North Main St. Concord, NH 03301-4915	98,403,127.040	5.17%

Class B	SEI Trust c/o Chevy Chase Trust One Freedom Valley Dr. Oaks, PA 19456	108,835,214.910	45.45%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	United States Trust Company Attn: Rich Lynch PO Box 131 Boston, MA 02101	41,035,998.170	17.14%

	SEI Private Trust Company Attn: Jackie Esposito One Freedom Valley Dr. Oaks, PA 19456	32,143,609.270	13.42%

	SEI Private Trust Company c/o SEI Corporation PO Box 1100 Oaks, PA 19456-1100	17,321,654.590	7.23%

Class C	SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Dr. Oaks, PA 19546	26,030,842.520	76.50%

	Empire State Bank NA FBO Clients 68 North Plank Rd. Newburgh, NY 12550-2109	5,572,302.660	16.38%

	Ameriserv Trust & Financial Svc Co Attn: Sweep Desk PO Box 520 Johnstown, PA 15907-0520	1,910,401.670	5.61%

Treasury Fund Class A	American National Bank 3033 East First Ave. Denver, CO 80206-5617	135,123,771.940	27.42%

	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	126,598,663.600	25.69%

	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	61,284,222.220	12.44%

	SEI Private Trust Company FBO 601 Banks Attn: Eileen Carlucci One Freedom Valley Dr. Oaks, PA 19456	57,777,472.250	11.73%

	Moody National Bank Trust Department Attn: Julie Bishop PO Box 1139 Galveston, TX 77553-1139	42,159,871.920	8.58%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	SEI Private Trust Company Attn: Ian Weiss One Freedom Valley Dr. Oaks, PA 19456	42,114,490.950	8.55%

Class B	Citizens Bank Attn: Dru Deterding Financial Mgnt. 328 S. Saginaw St. Flint, MI 48502-1923	95,053,892.160	23.84%

	SEI Trust c/o Chevy Chase Trust One Freedom Valley Dr. Oaks, PA 19456	92,807,750.960	23.28%

	SEI Private Trust Company c/o Boston Private Attn: Mutual Funds One Freedom Valley Dr. Oaks, PA 19456	87,690,127.300	21.99%

	SEI Private Trust Company c/o SEI Corporation PO Box 1100 Oaks, PA 19456	31,970,121.400	8.02%

Class C	The Private Bank of California 10100 Santa Monica Blvd., Ste. 2500 Los Angeles, CA 90067-4116	10,001,298.780	18.78%

	Citizens Bank – MA Attn: Jennifer Costa 1 Citizens Dr. Riverside, RI 02915-3019	5,049,651.730	9.48%

	County Bank Attn: Marketing Dept. #94 PO Box 1191 Merced, CA 95341-1191	4,090,148.870	7.68%

	North Valley Bancorp. Attn: Courtney Cox 1327 South St. Redding, CA 96001-1911	3,387,802.530	6.36%

	Citizens Bank Attn: Jennifer Costa 1 Citizens Dr. Riverside, RI 02915-3019	3,340,699.460	6.27%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	Mizuho Corporate Bank of California 350 S. Grand Ave., Ste. 1400 Los Angeles, CA 90071-3406	3,323,235.860	6.24%

	Provident Bank 400 Bella Blvd. Montebello, NY 10901	3,134,500.000	5.89%

	First National Bank & Trust of Newtown 40 South State St. PO Box 158 Newtown, PA 18940-0158	3,125,507.060	5.87%

Sweep Class	City National Bank As Agent for Various Accounts Attn: Trust Ops/Mutual Funds PO Box 60520 Los Angeles, CA 90060-0520	105,582,905.880	74.21%

	Citizens Bank Attn: Dru Deterding Financial Mgnt. 328 S. Saginaw St. Flint, MI 48502-1923	12,547,645.020	8.82%

	SWS Financial Services Inc. Attn: Kim Ramirez 1201 Elm St., Ste. 3500 Dallas, TX 75270-2108	11,033,586.000	7.76%

Treasury II Fund Class A	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	166,259,799.960	27.12%

	SEI Private Trust Company FBO 601 Banks Attn: Eileen Carlucci One Freedom Valley Dr. Oaks, PA 19456	124,536,848.330	20.31%

	Muir & Co. c/o Frost National Bank Attn: Julia Warden PO Box 2950 San Antonio, TX 78299-2950	94,338,217.520	15.39%

	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	71,736,506.890	11.70%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	Naidot & Co. c/o Bessemer Trust Company Attn: Peter Scully 630 Fifth Ave., 38th Floor New York, NY 10111-0100	36,570,867.000	5.96%

	SEI Trust Company c/o CBWM Attn: Mutual Funds One Freedom Valley Dr. Oaks, PA 19456	31,758,138.350	5.18%

Class B	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	71,406,702.660	29.47%

	SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	68,952,532.540	28.46%

	Band and Co. Attn: Edward McIlveen PO Box 1787 Milwaukee, WI 53201-1787	35,958,626.610	14.84%

	Muir & Co. c/o Frost National Bank PO Box 2479 San Antonio, TX 78298-2479	24,358,452.030	10.05%

	SEI Private Trust Company Attn: Jackie Esposito One Freedom Valley Dr. Oaks, PA 19456	16,960,652.740	7.00%

Class C	First National Bank of Louisiana PO Box 81735 Lafayette, LA 70598-1735	3,641,664.590	31.22%

	Provident Bank 400 Bella Blvd. Montebello, NY 10901	3,256,000.000	27.91%

	Sun National Bank Toni Hill – Cash Management Dept. 226 Landis Ave. Vineland, NJ 08360-8145	2,782,118.200	23.85%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
	The Business Bank 8399 Leesburg Pike Vienna, VA 22182-2402	662,026.730	5.67%

	Brenham National Bank Attn: Operations Dept. PO Box 2568 Brenham, TX 77834-2568	585,176.520	5.02%

CUSTODIAN

U.S. Bank National Association ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian and acts as wire agent of the assets of the Funds. U.S. Bank holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements incorporated by reference into this SAI and the Financial Highlights for the years ended January 31, 2006, 2007, 2008 and 2009 included in the Prospectuses have been audited by KPMG LLP, an independent registered public accounting firm located at 1601 Market Street, Philadelphia, Pennsylvania 19103. The Financial Highlights for the year ended January 31, 2005 included in the Prospectuses have been audited by the Trust's previous auditors.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody's, S&P and Fitch, respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P'S SHORT-TERM RATINGS

A-1  This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH SHORT-TERM RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

Description of Municipal Note Ratings

The following descriptions of municipal note ratings have been published by Moody's and S&P, respectively.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

MIG-1 or VMIG-1  Best quality. Have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing.

MIG-2 or VMIG-2  High quality. Margins of protection are ample, although not so large as in the preceding group.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS

SP-1  Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest.

PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a)(1)  Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Form N-1A (File No. 002-77048), filed with the Securities and Exchange Commission ("SEC") on March 31, 1995.

(a)(2)  Amendment to the Declaration of Trust dated June 1, 1982 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(3)  Amendment to the Declaration of Trust dated July 30, 1982 is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(4)  Amendment to the Declaration of Trust dated December 10, 1986 is herein incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(5)  Amendment to the Declaration of Trust dated April 8, 1987 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(6)  Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(7)  Amendment to the Declaration of Trust dated August 9, 1989 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(a)(8)  Amendment to the Declaration of Trust dated March 23, 1994 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2005.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation relating to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(d)(2)  Amended and Restated Schedules A and B to the Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation dated November 1, 2004 are herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(d)(3)  Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Wellington Management Company, LLP relating to the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(d)(4)  Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Columbia Management Advisors, LLC (f/k/a Banc of America Capital Management, LLC) relating to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(d)(5)  Amendment to the Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Columbia Management Advisors, LLC (f/k/a Banc of America Capital Management, LLC) with respect to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 28, 2004.

(d)(6)  Amended and Restated Schedule B to the Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Columbia Management Advisors, LLC (f/k/a Banc of America Capital Management, LLC) relating to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds, dated December 9, 2004, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 29, 2005.

(e)  Amended and Restated Distribution Agreement, dated September 16, 2002, is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 26, 2003.

(f)  Not Applicable.

(g)  Custodian Agreement between the Trust and U.S. Bank, N.A., dated August 16, 2006, is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 29, 2007.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management), dated December 10, 2003, is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 28, 2004.

(h)(2)  Amended Schedule D, dated June 26, 2008, to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management), dated December 10, 2003, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on October 16, 2008.

(h)(3)  Form of Class A Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(4)  Form of Class B Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(5)  Form of Class B Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(6)  Form of Class C Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(7)  Form of Class C Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on April 1, 1996.

(h)(8)  Form of Sweep Class Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 30, 1997.

(h)(9)  Form of Class H Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on January 19, 2001.

(h)(10)  Form of Class H Shares Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on January 19, 2001.

(h)(11)  Form of Class E Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(11) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2002.

(h)(12)  Form of Class G Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on October 16, 2008.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)(1)  Sweep Class Shares Distribution Plan is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 31, 2006.

(m)(2)  Class G Shares Distribution Plan is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on October 16, 2008.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 26, 2008, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on October 16, 2008.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Daily Income Trust is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 2006.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 2006.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 2006.

(p)(4)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on October 16, 2008.

(p)(5)  The Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, is filed herewith.

(p)(6)  The Code of Ethics for Columbia Management Advisors, LLC, dated April 1, 2009, is filed herewith.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, George J. Sullivan, Jr., James M. Storey, Nina Lesavoy, James M. Williams and Stephen F. Panner are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on March 31, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on May 29, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), filed with the SEC on October 16, 2008.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. SEI Investments Management Corporation is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and other Connections of Investment Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the adviser or sub-advisers is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's or sub-adviser's table was provided to the Registrant by the adviser or sub-adviser for inclusion in this Registration Statement.

Columbia Management Advisors, LLC

Columbia Management Advisors, LLC ("Columbia") is the Sub-Adviser for the Registrant's Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds. The principal business address of Columbia is 100 Federal Street, Boston, Massachusetts 02110. Columbia is an investment adviser registered under the Advisers Act and performs investment advisory services to the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds and other clients.

The business and other connections of the officers and directors of Columbia are listed on the Form ADV of Columbia Management Advisors, LLC as currently on file with the Commission (File No. 801-50372).

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services, Inc. SEI Trust Company SEI Inc. LSV Asset Management SEI Investments (Asia), Limited SEI Asset Korea, Co Ltd	Executive Vice President Director Vice President Director Director Management Committee Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments (South Africa) Limited SEI Global Services, Inc. SEI Investments Canada Company	Director Vice President Director

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Trust Company
SEI Funds, Inc.
SEI Investments, Inc.
SEI Global Investments Corp.
SEI Insurance Group, Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp.
SEI Global Services, Inc.
SEI Private Trust Company
SEI SIMC Holdings, LLC
LSV Asset Management
SEI Global Capital Investments,
Inc.
SEI Investments (Asia)
Limited
SEI European Services
Limited U.K.
SEI Asset Korea, Co Ltd
SEI Investments Global, Limited
Ireland
Larington Limited
SEI Investments—Global Fund
Services Limited
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Investments Canada
Company	Executive Vice President, Chief
Compliance Officer, Assistant
Secretary
Director, Vice President
Vice President, Secretary
Vice President, Secretary
Director, Vice President,
Secretary
Director, Vice President,
Assistant Secretary
Director, Vice President,
Secretary
Vice President, Assistant
Secretary
Director, Senior Vice President,
Assistant Secretary
Director, Vice President
Manager
Management Committee
Vice President, Secretary
Director
Director
Director
Director
Director
Director
Vice President, Secretary
Vice President, Secretary
Manager
Vice President, Secretary
Vice President, Assistant
Secretary
Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Global Services, Inc.
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc.
SEI Investments—Global Fund
Services Limited
SEI Investments Global
	(Bermuda) Ltd	Executive Vice President Director Director, Senior Vice President Director Chairman of the Board, Chief Executive Officer Director Director, President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp.
SEI Global Services, Inc.
SEI Investments (Asia), Limited
SEI Investments (Europe) Ltd
UK/GER/NL
SEI Global Nominee Ltd
SEI European Services Limited
U.K.
SEI Asset Korea, Co. Ltd
SEI Investments—Unit Trust
Management (UK) Limited
SEI Investments Global, Limited
Ireland
SEI Investments (South Africa)
Limited
SEI Investments Canada
	Company	Executive Vice President President Senior Vice President Director Managing Director Director Director Director, Chairman of the Board Director Director Director Director, President

Kevin Barr Director & President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services, Inc.	Executive Vice President President, Chief Executive Officer Vice President

Chris Keogh Senior Vice President	SEI Investments Company SEI European Services Limited U.K.	Senior Vice President Director

Kathy Heilig Vice President & Treasurer	SEI Investments Company SEI Funds Inc. SEI Investments, Inc. SEI Global Investments Corp.	Vice President, Controller, Chief Accounting Officer Director, Vice President, Treasurer Director, Vice President, Treasurer Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Insurance Group, Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp
SEI Global Services, Inc.
SEI Global Capital Investments,
Inc.
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc.
SEI Ventures, Inc.
SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc.
SEI Investments Global Funds
Services	Vice President, Treasurer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Treasurer
Director, Vice President,
Treasurer
Vice President, Treasurer
Vice President, Assistant
Secretary, Treasurer
Director, Vice President,
Treasurer
Manager, Vice President,
Treasurer
Director, Vice President,
Treasurer
Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SEI Funds Inc. SEI Global Services, Inc. SEI SIMC Holdings, LLC SEI Investments Global (Bermuda) Ltd SIMC Subsidiary LLC	Vice President—Legal, Assistant Secretary Vice President Vice President, Assistant Secretary Manager Vice President Manager

	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary

Sharon Bauer Berman Vice President & Assistant Secretary	—	—

Aaron Buser Vice President & Assistant Secretary	—	—

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company SEI Investments (Europe) Ltd UK/GER/NL SEI Global Nominee Ltd SEI Investments—Unit Trust Management (UK) Limited	Vice President, Assistant Secretary Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Felicity Jay Vice President & Assistant Secretary	—	—

David McCann Vice President & Assistant Secretary	—	—

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

Michael Pang Vice President & Assistant Secretary	SEI Funds Inc. SEI Global Services, Inc. SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc. SEI Investments Global Funds Services	Vice President Vice President, Assistant Secretary Director, Vice President, Secretary Vice President, Secretary Vice President, Assistant Secretary

J. Celeste S. Burns Vice President & Assistant Secretary	—	—

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President

Richard Deak Vice President	SEI Global Services, Inc. SEI Investments Global Funds Services	Vice President Vice President, Assistant Secretary

Michael Farrell Vice President	SEI Private Trust Company	Trust Officer

Paul Klauder Vice President	SEI Global Services, Inc. SEI Investments Canada Company	Vice President Vice President

John J. McCue Vice President	—	—

Greg McIntire Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger Messina Vice President	SEI Global Services, Inc. SEI Investments Canada Company	Vice President Vice President

James Micelli Vice President	SEI Global Services, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President

Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

John Scarpato Vice President	SEI Global Services, Inc.	Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") serves as the Sub-Adviser for the Ultra Short Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser:

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, L.P.	October 1, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Forward Funds	August 14, 2008

Global X Funds	October 24, 2008

Veritas Funds	January 16, 2009

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

John C. Munch	General Counsel & Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

John Coary	Vice President & Assistant Secretary	—

John Cronin	Vice President	—

Robert Silvestri	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Advisers:

Columbia Management Advisors, LLC
100 Federal Street
Boston, Massachusetts 02110

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Item 29.  Management Services:

None

Item 30.  Undertakings:

Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 57 to Registration Statement No. 002-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of May, 2009.

SEI DAILY INCOME TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	May 29, 2009

William M. Doran

	*	Trustee	May 29, 2009

George J. Sullivan, Jr.

	*	Trustee	May 29, 2009

James M. Storey

	/s/ ROBERT A. NESHER	Trustee	May 29, 2009

Robert A. Nesher

	*	Trustee	May 29, 2009

Rosemarie B. Greco

	*	Trustee	May 29, 2009

Nina Lesavoy

	*	Trustee	May 29, 2009

James M. Williams

	*	Trustee	May 29, 2009

Mitchell A. Johnson

	*	Trustee	May 29, 2009

Hubert L. Harris, Jr.

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	May 29, 2009

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	May 29, 2009

*By:	/s/ ROBERT A. NESHER Robert A. Nesher

Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(p)(5)	The Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, is filed herewith.

EX-99.B(p)(6)	The Code of Ethics for Columbia Management Advisors, LLC, dated April 1, 2009, is filed herewith.